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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01540

AIM Funds Group (Invesco Funds Group)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 12/31

Date of reporting period: 6/30/13

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	June 30, 2013

Invesco European Small Company Fund Nasdaq: A: ESMAX ¡ B: ESMBX ¡ C: ESMCX ¡ Y: ESMYX

2	Fund Performance

3	Letters to Shareholders

4	Schedule of Investments

6	Financial Statements

8	Notes to Financial Statements

14	Financial Highlights

15	Fund Expenses

16	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/12 to 6/30/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	9.26%
Class B Shares	8.83
Class C Shares	8.82
Class Y Shares	9.40
MSCI EAFE Index ND‚ (Broad Market Index)	4.10
MSCI Europe Small Cap Index ND■ (Style-Specific Index)	6.43
Lipper European Funds Index■ (Peer Group Index)	5.29

Source(s): ‚Invesco, MSCI via FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI EAFE® Index ND is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The MSCI Europe Small Cap Index ND is an unmanaged index considered representative of small-cap European stocks. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper European Funds Index is an unmanaged index considered representative of European funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/13, including maximum applicable sales charges

Class A Shares
Inception (8/31/00)	11.22%
10 Years	16.05
5 Years	2.89
1 Year	23.57

Class B Shares
Inception (8/31/00)	11.22%
10 Years	16.02
5 Years	3.08
1 Year	24.80

Class C Shares
Inception (8/31/00)	10.91%
10 Years	15.86
5 Years	3.29
1 Year	28.77

Class Y Shares
10 Years	16.85%
5 Years	4.33
1 Year	31.12

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.70%, 2.45%, 2.45% and 1.45%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

2                        Invesco European Small Company Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss two that affect you and our fellow fund shareholders.

    The first issue on which your Board has been working is our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information, including information from many independent sources.

    I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

    The second area of focus to highlight is the Board’s efforts to ensure that we provide a lineup of funds that allow financial advisers to build portfolios that meet shareholders’ changing financial needs and goals.

    The members of your Board have worked with Invesco Advisers to provide more income-generating options in the Invesco Funds lineup to help shareholders potentially meet their income needs. Your Board recently approved changes to three existing equity mutual funds, increasing their focus on generating income while also seeking to provide long-term growth of capital.

    Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

    Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

    At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■	Manage investments - Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.
■	Provide choices - We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.
■	Connect with you - We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

    If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3                        Invesco European Small Company Fund

Schedule of Investments

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–83.26%
Austria–0.48%
Semperit AG Holding	28,181	$1,012,379

Belgium–2.97%
Ion Beam Applications(a)	180,503	1,348,571
Kinepolis Group N.V.	16,846	2,242,141
S.A. D’Ieteren N.V.	30,937	1,316,573
Van De Velde N.V.	30,634	1,335,730
		6,243,015

France–11.49%
Akka Technologies S.A.	51,300	1,734,739
Constuctions Industrielles de la Mediterranee S.A.	12,166	1,212,190
Credit Agricole Ile de France	25,223	1,815,513
Credit Agricole Nord de Fance CCI	76,665	1,307,212
G.E.A.	12,700	1,207,977
Gerard Perrier Electric	6,402	326,314
Linedata Services	27,153	614,957
Maisons France Confort	84,191	2,569,721
Manutan International	36,200	1,550,180
Metropole Television S.A.	144,460	2,326,861
Parrot S.A.(a)	77,080	2,144,998
S.A. des Ciments Vicat (Vicat)	33,200	2,054,419
Sopra Group S.A.	13,860	1,010,069
Tessi S.A.	30,670	3,312,568
Trigano S.A.(a)	75,100	940,357
		24,128,075

Germany–10.11%
Amadeus Fire AG	32,300	1,845,630
CANCOM S.E.	102,632	2,362,465
CTS Eventim AG	34,400	1,384,606
Kontron AG	232,033	1,057,050
MorphoSys AG(a)	90,790	5,110,360
Nemetschek AG	54,775	3,529,109
Nexus AG	122,945	1,472,232
SMT Scharf AG	77,610	2,379,279
Takkt AG	139,690	2,098,692
		21,239,423

Greece–1.18%
Karelia Tobacco Co. Inc. S.A.	7,255	1,369,251
Metka S.A.	85,600	1,103,028
		2,472,279

Ireland–11.85%
Abbey PLC	120,200	1,279,780
CPL Resources PLC	582,792	4,285,876
DCC PLC	121,420	4,755,332

	Shares	Value
Ireland–(continued)
Fyffes PLC	2,205,483	$2,009,460
IFG Group PLC	923,500	1,658,798
Origin Enterprises PLC	598,903	4,147,111
Total Produce PLC	3,946,323	3,544,208
United Drug PLC	680,211	3,207,263
		24,887,828

Israel–0.91%
VIZRT Ltd.	663,105	1,910,336

Italy–3.17%
Danieli & C. Officine Meccaniche S.p.A.–Savings Shares	227,282	3,412,758
EI Towers S.p.A.	61,076	2,170,255
SAES Getters S.p.A.–Savings Shares	132,950	1,064,244
		6,647,257

Netherlands–0.63%
Sligro Food Group N.V.	39,685	1,328,799

Norway–7.71%
Bonheur ASA	141,197	2,905,527
Borregaard ASA(b)	400,000	1,745,000
Borregaard ASA	50,400	219,870
Copeinca ASA	64,421	710,545
Ekornes ASA	94,900	1,515,401
Ganger Rolf ASA	131,585	2,664,409
Prosafe S.E.	444,481	3,893,767
Telio Holding ASA	264,000	1,129,970
TGS Nopec Geophysical Co. ASA	48,636	1,410,296
		16,194,785

Spain–2.78%
Construcciones y Auxiliar de Ferrocarriles S.A.	3,451	1,469,555
Duro Felguera, S.A.	314,300	2,025,010
Miquel y Costas & Miquel, S.A.	80,045	2,344,198
		5,838,763

Switzerland–5.14%
Aryzta AG	74,422	4,173,352
Carlo Gavazzi Holding AG	4,825	1,174,961
Kardex AG	50,900	1,826,903
Kuoni Reisen Holding AG	5,140	1,615,731
Tecan Group AG	21,601	1,990,312
		10,781,259

Turkey–2.65%
Koza Anadolu Metal Madencilik Isletmeleri A.S.(a)	974,304	1,440,778
Yazicilar Holding A.S.–Class A	337,635	4,131,591
		5,572,369

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco European Small Company Fund

	Shares	Value
United Kingdom–22.19%
4imprint Group PLC	185,874	$1,427,708
Alternative Networks PLC	389,580	1,776,172
Amlin PLC	344,293	2,064,795
Catlin Group Ltd.	313,195	2,378,037
Chemring Group PLC	323,585	1,391,121
Clarkson PLC	124,788	3,217,409
Diploma PLC	222,327	1,900,004
Halma PLC	284,966	2,188,969
Hill & Smith Holdings PLC	214,043	1,462,648
Hilton Food Group PLC	286,450	1,590,270
Homeserve PLC	314,007	1,329,867
IG Group Holdings PLC	345,451	3,056,599
Informa PLC	309,868	2,316,966
Kier Group PLC	95,141	1,656,923
Lancashire Holdings Ltd.	164,000	1,975,596
Mears Group PLC	448,962	2,641,004
Micro Focus International PLC	239,093	2,574,958
Morgan Sindall Group PLC	182,032	1,686,142

	Shares	Value
United Kingdom–(continued)
SDL PLC	234,905	$1,028,997
Tribal Group PLC	1,145,117	3,048,015
Tullett Prebon PLC	481,902	2,330,479
Ultra Electronics Holdings PLC	92,522	2,415,833
Veripos Inc.	378,250	1,145,740
		46,604,252
Total Common Stocks & Other Equity Interests (Cost $144,581,023)		174,860,819

Money Market Funds–15.99%
Liquid Assets Portfolio–Institutional Class(c)	16,794,683	16,794,683
Premier Portfolio–Institutional Class(c)	16,794,682	16,794,682
Total Money Market Funds (Cost $33,589,365)		33,589,365
TOTAL INVESTMENTS–99.25% (Cost $178,170,388)		208,450,184
OTHER ASSETS LESS LIABILITIES–0.75%		1,576,676
NET ASSETS–100.00%		$210,026,860

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at June 30, 2013 represented less than 1% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2013

Industrials	23.9%
Information Technology	13.4
Consumer Discretionary	11.9
Consumer Staples	9.0
Financials	7.9
Health Care	6.2
Energy	5.2
Materials	4.4
Telecommunication Services	1.4
Money Market Funds Plus Other Assets Less Liabilities	16.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco European Small Company Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investments, at value (Cost $144,581,023)	$174,860,819
Investments in affiliated money market funds, at value and cost	33,589,365
Total investments, at value (Cost $178,170,388)	208,450,184
Foreign currencies, at value (Cost $328,760)	328,265
Receivable for:
Fund shares sold	2,054,287
Dividends	523,122
Investment for trustee deferred compensation and retirement plans	37,877
Other assets	22,330
Total assets	211,416,065

Liabilities:
Payable for:
Investments purchased	946,681
Fund shares reacquired	203,015
Accrued fees to affiliates	102,504
Accrued trustees’ and officers’ fees and benefits	536
Accrued other operating expenses	61,140
Trustee deferred compensation and retirement plans	75,329
Total liabilities	1,389,205
Net assets applicable to shares outstanding	$210,026,860

Net assets consist of:
Shares of beneficial interest	$167,957,768
Undistributed net investment income	1,715,082
Undistributed net realized gain	10,072,031
Unrealized appreciation	30,281,979
$210,026,860

Net Assets:
Class A	$132,878,552
Class B	$4,882,775
Class C	$20,460,494
Class Y	$51,805,039

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	10,522,194
Class B	408,439
Class C	1,709,324
Class Y	4,087,370
Class A:
Net asset value per share	$12.63
Maximum offering price per share
(Net asset value of $12.63 ÷ 94.50%)	$13.37
Class B:
Net asset value and offering price per share	$11.95
Class C:
Net asset value and offering price per share	$11.97
Class Y:
Net asset value and offering price per share	$12.67

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco European Small Company Fund

Statement of Operations

For the six months ended June 30, 2013

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $478,793)	$3,502,973
Dividends from affiliated money market funds	10,701
Total investment income	3,513,674

Expenses:
Advisory fees	849,573
Administrative services fees	24,794
Custodian fees	57,075
Distribution fees:
Class A	141,938
Class B	29,234
Class C	93,288
Transfer agent fees	155,350
Trustees’ and officers’ fees and benefits	15,580
Other	81,674
Total expenses	1,448,506
Less: Fees waived and expense offset arrangement(s)	(17,163)
Net expenses	1,431,343
Net investment income	2,082,331

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	7,429,083
Foreign currencies	(28,406)
7,400,677
Change in net unrealized appreciation (depreciation) of:
Investment securities	4,494,741
Foreign currencies	(2,207)
4,492,534
Net realized and unrealized gain	11,893,211
Net increase in net assets resulting from operations	$13,975,542

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco European Small Company Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2013 and the year ended December 31, 2012

(Unaudited)

	June 30, 2013	December 31, 2012
Operations:
Net investment income	$2,082,331	$1,735,892
Net realized gain	7,400,677	7,026,688
Change in net unrealized appreciation	4,492,534	23,265,035
Net increase in net assets resulting from operations	13,975,542	32,027,615

Distributions to shareholders from net investment income:
Class A	—	(1,101,980)
Class B	—	(42,010)
Class C	—	(85,920)
Class Y	—	(372,285)
Total distributions from net investment income	—	(1,602,195)

Distributions to shareholders from net realized gains:
Class A	—	(3,593,846)
Class B	—	(306,343)
Class C	—	(626,535)
Class Y	—	(1,029,728)
Total distributions from net realized gains	—	(5,556,452)

Share transactions–net:
Class A	32,051,083	3,301,699
Class B	(2,380,700)	(3,123,719)
Class C	3,833,506	(404,566)
Class Y	20,847,547	10,430,342
Net increase in net assets resulting from share transactions	54,351,436	10,203,756
Net increase in net assets	68,326,978	35,072,724

Net assets:
Beginning of period	141,699,882	106,627,158
End of period (includes undistributed net investment income of $1,715,082 and $(367,249), respectively)	$210,026,860	$141,699,882

Notes to Financial Statements

June 30, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco European Small Company Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

8                         Invesco European Small Company Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

9                         Invesco European Small Company Fund

D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

10                         Invesco European Small Company Fund

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 2.25%, 3.00%, 3.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014. The Adviser did not waive fees and/or reimburse expenses during the period under this limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2013, the Adviser waived advisory fees of $16,698.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2013, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C and Class Y shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of each class of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2013, IDI advised the Fund that IDI retained $58,178 in front-end sales commissions from the sale of Class A shares and $12, $3,391 and $1,801 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

11                         Invesco European Small Company Fund

The following is a summary of the tiered valuation input levels, as of June 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended June 30, 2013, there were transfers from Level 1 to Level 2 of $40,033,608 and from Level 2 to Level 1 of $14,404,164, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Austria	$1,012,379	$—	$—	$1,012,379
Belgium	1,348,571	4,894,444	—	6,243,015
France	20,865,679	3,262,396	—	24,128,075
Germany	15,376,846	5,862,577	—	21,239,423
Greece	2,472,279	—	—	2,472,279
Ireland	20,132,496	4,755,332	—	24,887,828
Israel	1,910,336	—	—	1,910,336
Italy	3,234,499	3,412,758	—	6,647,257
Netherlands	1,328,799	—	—	1,328,799
Norway	10,890,722	5,304,063	—	16,194,785
Spain	4,369,208	1,469,555	—	5,838,763
Switzerland	3,001,864	7,779,395	—	10,781,259
Turkey	4,131,591	1,440,778	—	5,572,369
United Kingdom	20,354,604	26,249,648	—	46,604,252
United States	33,589,365	—	—	33,589,365
Total Investments	$144,019,238	$64,430,946	$—	$208,450,184

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $465.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2012.

12                         Invesco European Small Company Fund

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2013 was $57,339,020 and $17,005,615, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$36,039,404
Aggregate unrealized (depreciation) of investment securities	(6,269,249)
Net unrealized appreciation of investment securities	$29,770,155

Cost of investments for tax purposes is $178,680,029.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2013(a)		Year ended December 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	3,911,302	$48,662,546	1,871,577	$20,270,824
Class B	19,896	231,726	27,825	286,596
Class C	522,391	6,114,592	231,609	2,423,090
Class Y	3,153,394	38,941,027	939,806	10,604,703

Issued as reinvestment of dividends:
Class A	—	—	416,929	4,623,659
Class B	—	—	32,080	338,442
Class C	—	—	65,807	694,924
Class Y	—	—	125,745	1,398,284

Automatic conversion of Class B shares to Class A shares:
Class A	170,438	2,086,984	177,683	1,903,610
Class B	(179,730)	(2,086,984)	(187,119)	(1,903,610)

Reacquired:
Class A	(1,514,643)	(18,698,447)	(2,209,577)	(23,496,394)
Class B	(45,063)	(525,442)	(180,802)	(1,845,147)
Class C	(194,654)	(2,281,086)	(349,838)	(3,522,580)
Class Y	(1,463,512)	(18,093,480)	(148,624)	(1,572,645)
Net increase in share activity	4,379,819	$54,351,436	813,101	$10,203,756
(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 32% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13                         Invesco European Small Company Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/13	$11.56	$0.14	$0.93	$1.07	$—	$—	$—	$12.63	9.26%	$132,879	1.53	%(e)	1.55	%(e)	2.34	%(e)	11%
Year ended 12/31/12	9.33	0.17	2.70	2.87	(0.15)	(0.49)	(0.64)	11.56	31.04	91,980	1.69		1.70		1.57		18
Year ended 12/31/11	11.51	0.18	(1.57)	(1.39)	(0.46)	(0.33)	(0.79)	9.33	(12.24)	71,829	1.66		1.67		1.59		20
Year ended 12/31/10	9.88	0.15	1.68	1.83	(0.20)	—	(0.20)	11.51	18.55	100,142	1.70		1.71		1.42		21
Year ended 12/31/09	6.52	0.14	3.43	3.57	(0.21)	—	(0.21)	9.88	55.07	109,963	1.80		1.81		1.68		43
Year ended 12/31/08	22.87	0.35	(12.60)	(12.25)	(0.47)	(3.63)	(4.10)	6.52	(52.80)	72,544	1.63		1.64		1.92		18
Class B
Six months ended 06/30/13	10.99	0.09	0.87	0.96	—	—	—	11.95	8.74	4,883	2.28	(e)	2.30	(e)	1.59	(e)	11
Year ended 12/31/12	8.89	0.08	2.58	2.66	(0.07)	(0.49)	(0.56)	10.99	30.14	6,738	2.44		2.45		0.82		18
Year ended 12/31/11	10.85	0.09	(1.48)	(1.39)	(0.24)	(0.33)	(0.57)	8.89	(12.94)	8,191	2.41		2.42		0.84		20
Year ended 12/31/10	9.35	0.07	1.59	1.66	(0.16)	—	(0.16)	10.85	17.76	13,621	2.45		2.46		0.67		21
Year ended 12/31/09	6.18	0.07	3.23	3.30	(0.13)	—	(0.13)	9.35	53.73	16,178	2.55		2.56		0.93		43
Year ended 12/31/08	21.87	0.20	(11.98)	(11.78)	(0.28)	(3.63)	(3.91)	6.18	(53.09)	12,541	2.38		2.39		1.17		18
Class C
Six months ended 06/30/13	11.00	0.09	0.88	0.97	—	—	—	11.97	8.82	20,460	2.28	(e)	2.30	(e)	1.59	(e)	11
Year ended 12/31/12	8.90	0.08	2.58	2.66	(0.07)	(0.49)	(0.56)	11.00	30.11	15,198	2.44		2.45		0.82		18
Year ended 12/31/11	10.86	0.09	(1.48)	(1.39)	(0.24)	(0.33)	(0.57)	8.90	(12.93)	12,765	2.41		2.42		0.84		20
Year ended 12/31/10	9.36	0.07	1.59	1.66	(0.16)	—	(0.16)	10.86	17.74	18,801	2.45		2.46		0.67		21
Year ended 12/31/09	6.18	0.07	3.24	3.31	(0.13)	—	(0.13)	9.36	53.89	20,556	2.55		2.56		0.93		43
Year ended 12/31/08	21.88	0.20	(11.99)	(11.79)	(0.28)	(3.63)	(3.91)	6.18	(53.15)	15,453	2.38		2.39		1.17		18
Class Y
Six months ended 06/30/13	11.59	0.16	0.92	1.08	—	—	—	12.67	9.32	51,805	1.28	(e)	1.30	(e)	2.59	(e)	11
Year ended 12/31/12	9.35	0.20	2.71	2.91	(0.18)	(0.49)	(0.67)	11.59	31.38	27,785	1.44		1.45		1.82		18
Year ended 12/31/11	11.54	0.21	(1.57)	(1.36)	(0.50)	(0.33)	(0.83)	9.35	(12.01)	13,842	1.41		1.42		1.84		20
Year ended 12/31/10	9.90	0.17	1.69	1.86	(0.22)	—	(0.22)	11.54	18.89	16,609	1.45		1.46		1.67		21
Year ended 12/31/09	6.53	0.16	3.44	3.60	(0.23)	—	(0.23)	9.90	55.19	12,514	1.55		1.56		1.93		43
Year ended 12/31/08(f)	14.54	0.04	(3.95)	(3.91)	(0.47)	(3.63)	(4.10)	6.53	(25.69)	6,441	1.67	(g)	1.67	(g)	1.90	(g)	18

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for the fiscal years ended prior to December 31, 2012.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $114,491, $5,895, $18,812, and $44,034 for Class A, Class B, Class C and Class Y shares, respectively.
(f)	Commencement date of October 3, 2008.
(g)	Annualized.

14                         Invesco European Small Company Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/13)	Expenses Paid During Period[2]
A	$1,000.00	$1,092.60	$7.94	$1,017.21	$7.65	1.53%
B	1,000.00	1,088.30	11.81	1,013.49	11.38	2.28
C	1,000.00	1,088.20	11.80	1,013.49	11.38	2.28
Y	1,000.00	1,094.00	6.65	1,018.45	6.41	1.28

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2013 through June 30, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

15                         Invesco European Small Company Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Funds Group (Invesco Funds Group) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco European Small Company Fund’s (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that the continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper European Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the

16 Invesco European Small Company Fund

contractual management fee rate for Class A shares was above the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee rate waivers and before other expense limitations/waivers) to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers advises or sub-advises three off-shore funds with investment strategies comparable to the Fund, all of which had effective advisory fee rates before waivers above the Fund’s rate. The Board noted that Invesco Advisers and its affiliates do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the

Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

The Board also considered use of an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

17 Invesco European Small Company Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01540 and 002-27334                ESC-SAR-1                Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2013
Invesco Global Core Equity Fund

Nasdaq:
A: AWSAX ¡ B: AWSBX ¡ C: AWSCX ¡ R: AWSRX ¡ Y: AWSYX ¡ R5: AWSIX

2	Fund Performance

3	Letters to Shareholders

4	Schedule of Investments

7	Financial Statements

9	Notes to Financial Statements

16	Financial Highlights

17	Fund Expenses

18	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/12 to 6/30/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.27%
Class B Shares	6.12
Class C Shares	5.87
Class R Shares	6.11
Class Y Shares	6.43
Class R5 Shares	6.36
MSCI World Index ND‚ (Broad Market/Style-Specific Index)	8.43
Lipper Global Large-Cap Core Funds Index■ (Peer Group Index)	8.43

Source(s): ‚Invesco, MSCI via FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI World IndexSM ND is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper Global Large-Cap Core Funds Index is an unmanaged index considered representative of global large-cap core funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Class R shares incepted on May 23, 2011. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Class R5 shares incepted on October 25, 2005. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Class R5 shares was 1.34%, 2.09%, 2.09%, 1.59%, 1.09% and 0.96%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the

Average Annual Total Returns
As of 6/30/13, including maximum applicable sales charges

Class A Shares
Inception (12/29/00)	4.14%
10 Years	5.30
5 Years	-0.31
1 Year	12.76

Class B Shares
Inception (12/29/00)	4.15%
10 Years	5.29
5 Years	-0.10
1 Year	13.99

Class C Shares
Inception (12/29/00)	3.87%
10 Years	5.13
5 Years	0.08
1 Year	17.35

Class R Shares
10 Years	5.64%
5 Years	0.57
1 Year	18.95

Class Y Shares
10 Years	6.02%
5 Years	1.05
1 Year	19.58

Class R5 Shares
10 Years	6.32%
5 Years	1.33
1 Year	19.47

beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses in the past for Class A, Class C, Class R, Class Y and Class R5 shares, performance would have been lower.

    Had the adviser not waived fees and/or reimbursed expenses for Class B shares, performance would have been lower.

2                        Invesco Global Core Equity Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss two that affect you and our fellow fund shareholders.

The first issue on which your Board has been working is our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information, including information from many independent sources.

I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

  The second area of focus to highlight is the Board’s efforts to ensure that we provide a lineup of funds that allow financial advisers to build portfolios that meet shareholders’ changing financial needs and goals.

The members of your Board have worked with Invesco Advisers to provide more income-generating options in the Invesco Funds lineup to help shareholders potentially meet their income needs. Your Board recently approved changes to three existing equity mutual funds, increasing their focus on generating income while also seeking to provide long-term growth of capital.

Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■	Manage investments - Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.
■	Provide choices - We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.
■	Connect with you - We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3                Invesco Global Core Equity Fund

Schedule of Investments

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.89%
Australia–3.70%
Australia & New Zealand Banking Group Ltd.	381,083	$9,889,658
BHP Billiton Ltd.(a)	423,960	12,214,492
Macquarie Group Ltd.	391,453	14,843,819
Telstra Corp. Ltd.	1,674,365	7,288,203
		44,236,172

Brazil–0.82%
Banco do Brasil S.A.	133,300	1,318,718
Companhia de Saneamento de Minas Gerais–Copasa MG	45,400	733,637
Companhia Paranaense de Energia–Copel–Class B Preference Shares	109,400	1,351,992
Itau Unibanco Holding S.A.–Preference Shares	104,940	1,347,676
PDG Realty S.A. Empreendimentos e Participacoes(b)	542,900	506,178
Petroleo Brasileiro S.A.–ADR	117,421	1,575,790
Telefonica Brasil S.A.–Preference Shares	66,500	1,504,440
Vale S.A.–ADR(a)	112,237	1,475,917
		9,814,348

Canada–2.22%
Rogers Communications, Inc.–Class B	413,250	16,187,393
Toronto-Dominion Bank (The)(a)	129,314	10,385,200
		26,572,593

China–0.96%
China Agri-Industries Holdings Ltd.	2,210,000	962,275
China Communications Construction Co. Ltd.–Class H	1,430,000	1,114,987
China Construction Bank Corp.–Class H	2,844,196	1,997,816
China Mobile Ltd.	418,500	4,349,415
CNOOC Ltd.	1,235,575	2,075,541
KWG Property Holding Ltd.	1,793,000	931,369
		11,431,403

France–5.95%
BNP Paribas S.A.	255,530	13,960,795
Bouygues S.A.(a)	384,591	9,789,254
Sanofi	144,742	14,916,119
Total S.A.	430,540	20,994,235
Vallourec S.A.	227,641	11,518,566
		71,178,969

Germany–2.27%
Deutsche Lufthansa AG(b)	557,243	11,281,920
Porsche Automobil Holding SE–Preference Shares	124,489	9,617,913
Salzgitter AG(a)	191,026	6,274,424
		27,174,257

	Shares	Value
Hong Kong–1.96%
Cheung Kong (Holdings) Ltd.	646,000	$8,730,490
First Pacific Co. Ltd.	640,000	683,001
Haier Electronics Group Co. Ltd.	536,000	854,161
Standard Chartered PLC	608,806	13,144,441
		23,412,093

India–0.46%
Bank of Baroda	85,040	817,139
Canara Bank Ltd.	99,337	603,147
Grasim Industries Ltd.	35,456	1,641,056
Oil and Natural Gas Corp. Ltd.	130,658	728,420
Tata Motors Ltd.	367,456	1,726,066
		5,515,828

Indonesia–0.29%
PT Bank Rakyat Indonesia (Persero) Tbk	1,563,000	1,201,385
PT Telekomunikasi Indonesia (Persero) Tbk	948,500	1,045,312
PT United Tractors Tbk	647,500	1,170,024
		3,416,721

Ireland–0.00%
Irish Bank Resolution Corp. Ltd.(b)	102,453	0

Italy–0.76%
Eni S.p.A.	441,739	9,072,987

Japan–10.47%
Asahi Group Holdings, Ltd.(a)	970,400	24,129,388
DeNA Co., Ltd.(a)	584,400	11,400,985
JSR Corp.	839,600	16,981,625
Mitsubishi Corp.	514,131	8,807,306
Mitsubishi UFJ Financial Group, Inc.	3,462,531	21,486,629
Nippon Telegraph & Telephone Corp.	289,000	15,083,395
Nissan Motor Co., Ltd.	1,694,904	17,174,617
Yamada Denki Co., Ltd.(a)	250,930	10,183,437
		125,247,382

Mexico–0.16%
America Movil S.A.B. de C.V.–Series L	1,807,700	1,967,014

Norway–1.69%
Statoil ASA	399,760	8,245,935
Yara International ASA	300,351	11,975,473
		20,221,408

Poland–0.07%
KGHM Polska Miedz S.A.	24,486	886,201

Russia–0.61%
Gazprom OAO–ADR	162,164	1,067,039
Magnitogorsk Iron & Steel Works–REGS–GDR(c)	247,026	727,885

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Global Core Equity Fund

	Shares	Value
Russia–(continued)
Rosneft Oil Co.–REGS–GDR(c)	239,349	$1,628,766
Sberbank of Russia–ADR	190,112	2,165,376
Sistema JSFC–REGS–GDR(c)	85,037	1,679,481
		7,268,547

South Africa–0.42%
Sasol Ltd.	29,477	1,280,593
Standard Bank Group Ltd.	96,596	1,085,887
Steinhoff International Holdings Ltd.(b)	624,008	1,547,931
Tiger Brands Ltd.	36,335	1,083,785
		4,998,196

South Korea–1.36%
Dongbu Insurance Co., Ltd.	45,207	1,903,267
Hyundai Department Store Co., Ltd.	8,912	1,165,269
Hyundai Mipo Dockyard Co., Ltd.	10,954	1,201,564
Hyundai Mobis	10,043	2,391,122
KT&G Corp.	29,510	1,914,059
POSCO	4,812	1,254,245
Samsung Electronics Co., Ltd.	3,129	3,676,793
Shinhan Financial Group Co., Ltd.	50,580	1,660,263
SK Telecom Co., Ltd.–ADR(a)	52,787	1,073,160
		16,239,742

Spain–1.44%
Iberdrola S.A.	1,694,763	8,894,482
Telefonica S.A.(b)	648,287	8,341,273
		17,235,755

Sweden–1.12%
Autoliv, Inc.(a)	173,187	13,402,942

Switzerland–2.75%
ABB Ltd.	513,478	11,085,970
Swisscom AG	25,552	11,166,835
Zurich Insurance Group AG	40,948	10,612,591
		32,865,396

Taiwan–0.43%
Hon Hai Precision Industry Co., Ltd.	667,000	1,639,031
TPK Holding Co. Ltd.	81,000	1,288,616
Unimicron Technology Corp.	1,272,000	1,210,057
Wistron Corp.	1,018,900	1,023,342
		5,161,046

Thailand–0.31%
Bangkok Bank PCL–NVDR	318,000	2,076,480
PTT PCL	146,700	1,572,962
		3,649,442

Turkey–0.14%
Asya Katilim Bankasi AS(b)	1,239,276	1,147,338
Tofas Turk Otomobil Fabrikasi AS	81,232	506,355
		1,653,693

	Shares	Value
United Arab Emirates–0.15%
Dragon Oil PLC	206,945	$1,802,020

United Kingdom–8.42%
Barclays PLC	4,594,129	19,694,526
GlaxoSmithKline PLC	414,553	10,371,143
Imperial Tobacco Group PLC	506,464	17,597,760
National Grid PLC	911,709	10,313,124
Rio Tinto PLC	252,830	10,362,972
Royal Dutch Shell PLC–Class B	526,385	17,408,538
Tesco PLC	2,974,330	14,947,143
		100,695,206

United States–47.96%
3M Co.	123,151	13,466,561
ACE Ltd.	315,843	28,261,632
AGCO Corp.	219,031	10,993,166
Apache Corp.	105,833	8,871,980
Archer-Daniels-Midland Co.	563,668	19,113,982
Avago Technologies Ltd.	318,117	11,891,213
Bank of America Corp.	1,007,624	12,958,045
Best Buy Co., Inc.	452,955	12,379,260
Chevron Corp.	139,232	16,476,715
Cisco Systems, Inc.	948,514	23,058,375
Coach, Inc.	361,548	20,640,775
ConocoPhillips	247,801	14,991,961
Corning Inc.	2,570,556	36,579,012
Energen Corp.	209,618	10,954,637
Energizer Holdings, Inc.	127,055	12,770,298
GameStop Corp.–Class A	280,169	11,775,503
General Dynamics Corp.	250,161	19,595,111
Gilead Sciences, Inc.(b)	329,932	16,895,818
Hewlett-Packard Co.	522,792	12,965,242
Johnson & Johnson	252,059	21,641,786
JPMorgan Chase & Co.	430,314	22,716,276
Kohl's Corp.	254,048	12,831,964
Medtronic, Inc.	239,059	12,304,367
Merck & Co., Inc.	572,495	26,592,393
Microsoft Corp.	356,985	12,326,692
NASDAQ OMX Group, Inc. (The)	781,656	25,630,500
Oracle Corp.	731,980	22,486,426
Phillips 66	148,505	8,748,430
PNC Financial Services Group, Inc. (The)	209,092	15,246,989
QUALCOMM, Inc.	286,479	17,498,137
Stryker Corp.	174,583	11,292,028
Valero Energy Corp.	451,940	15,713,954
Wal-Mart Stores, Inc.	158,152	11,780,742
WellPoint, Inc.	271,411	22,212,276
		573,662,246
Total Common Stocks & Other Equity Interests (Cost $1,005,892,866)		1,158,781,607

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Core Equity Fund

	Shares	Value
Money Market Funds–0.02%
Liquid Assets Portfolio–Institutional Class(d)	118,566	$118,566
Premier Portfolio–Institutional Class(d)	118,565	118,565
Total Money Market Funds (Cost $237,131)		237,131
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–96.91% (Cost $1,006,129,997)		1,159,018,738

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.34%
Liquid Assets Portfolio–Institutional Class (Cost $63,900,916)(d)(e)	63,900,916	$63,900,916
TOTAL INVESTMENTS–102.25% (Cost $1,070,030,913)		1,222,919,654
OTHER ASSETS LESS LIABILITIES–(2.25)%		(26,984,719)
NET ASSETS–100.00%		$1,195,934,935

Investment Abbreviations:

ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
NVDR	– Non-Voting Depositary Receipt
REGS	– Regulation S

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at June 30, 2013.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2013 was $4,036,132, which represented less than 1% of the Fund's Net Assets.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1J.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2013

Financials	20.5%
Information Technology	13.1
Health Care	11.4
Energy	11.1
Consumer Discretionary	9.8
Consumer Staples	8.8
Industrials	8.4
Telecommunication Services	5.8
Materials	5.3
Utilities	2.7
Money Market Funds Plus Other Assets Less Liabilities	3.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Core Equity Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investments, at value (Cost $1,005,892,866)*	$1,158,781,607
Investments in affiliated money market funds, at value and cost	64,138,047
Total investments, at value (Cost $1,070,030,913)	1,222,919,654
Foreign currencies, at value (Cost $1,423,243)	1,474,983
Receivable for:
Investments sold	51,045,588
Fund shares sold	391,697
Dividends	4,130,824
Fund expenses absorbed	19,076
Deposits with sub custodian (Cost $305,913)	301,957
Investment for trustee deferred compensation and retirement plans	73,509
Other assets	45,545
Total assets	1,280,402,833

Liabilities:
Payable for:
Investments purchased	16,888,239
Fund shares reacquired	1,877,694
Collateral upon return of securities loaned	63,900,916
Accrued foreign taxes	87,696
Accrued fees to affiliates	1,184,639
Accrued trustees' and officers' fees and benefits	1,030
Accrued other operating expenses	265,896
Trustee deferred compensation and retirement plans	261,788
Total liabilities	84,467,898
Net assets applicable to shares outstanding	$1,195,934,935

Net assets consist of:
Shares of beneficial interest	$1,211,399,809
Undistributed net investment income	12,147,646
Undistributed net realized gain (loss)	(180,329,512)
Unrealized appreciation	152,716,992
$1,195,934,935

Net Assets:
Class A	$1,005,930,717
Class B	$46,531,560
Class C	$126,571,742
Class R	$784,093
Class Y	$15,809,309
Class R5	$307,514

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	74,181,771
Class B	3,580,211
Class C	9,746,312
Class R	57,901
Class Y	1,164,595
Class R5	22,409
Class A:
Net asset value per share	$13.56
Maximum offering price per share
(Net asset value of $13.56 ÷ 94.50%)	$14.35
Class B:
Net asset value and offering price per share	$13.00
Class C:
Net asset value and offering price per share	$12.99
Class R:
Net asset value and offering price per share	$13.54
Class Y:
Net asset value and offering price per share	$13.57
Class R5:
Net asset value and offering price per share	$13.72

*	At June 30, 2013, securities with an aggregate value of $60,908,627 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Core Equity Fund

Statement of Operations

For the six months ended June 30, 2013

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,275,709)	$19,956,912
Dividends from affiliated money market funds (includes securities lending income of $512,878)	522,933
Interest	8,369
Total investment income	20,488,214

Expenses:
Advisory fees	4,768,752
Administrative services fees	155,221
Custodian fees	125,124
Distribution fees:
Class A	1,299,343
Class B	264,273
Class C	661,512
Class R	2,091
Transfer agent fees — A, B, C, R and Y	1,263,174
Transfer agent fees — R5	146
Trustees' and officers' fees and benefits	39,866
Other	154,610
Total expenses	8,734,112
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(442,072)
Net expenses	8,292,040
Net investment income	12,196,174

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (net of tax on the sale of foreign investments of $59,723)	45,886,425
Foreign currencies	(286,091)
45,600,334
Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes on holdings of $80,947)	19,286,757
Foreign currencies	(195,815)
19,090,942
Net realized and unrealized gain	64,691,276
Net increase in net assets resulting from operations	$76,887,450

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Global Core Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2013 and the year ended December 31, 2012

(Unaudited)

	June 30, 2013	December 31, 2012
Operations:
Net investment income	$12,196,174	$22,843,710
Net realized gain (loss)	45,600,334	(10,541,224)
Change in net unrealized appreciation	19,090,942	154,982,187
Net increase in net assets resulting from operations	76,887,450	167,284,673

Distributions to shareholders from net investment income:
Class A	—	(19,686,280)
Class B	—	(947,539)
Class C	—	(1,489,729)
Class R	—	(12,527)
Class Y	—	(369,595)
Class R5	—	(5,832)
Total distributions from net investment income	—	(22,511,502)

Distributions to shareholders from net realized gains:
Class A	—	(105,971)
Class B	—	(6,138)
Class C	—	(14,474)
Class R	—	(80)
Class Y	—	(1,739)
Class R5	—	(27)
Total distributions from net realized gains	—	(128,429)

Share transactions–net:
Class A	(96,877,745)	(274,483,600)
Class B	(13,704,903)	(66,755,257)
Class C	(15,614,612)	(59,172,602)
Class R	(62,025)	56,198
Class Y	(1,856,327)	(10,289,779)
Class R5	15,011	(44,216)
Net increase (decrease) in net assets resulting from share transactions	(128,100,601)	(410,689,256)
Net increase (decrease) in net assets	(51,213,151)	(266,044,514)

Net assets:
Beginning of period	1,247,148,086	1,513,192,600
End of period (includes undistributed net investment income of $12,147,646 and $(48,528), respectively)	$1,195,934,935	$1,247,148,086

Notes to Financial Statements

June 30, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Core Equity Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund's investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Class R5. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Class R5 shares are sold at net asset value. Effective

9                         Invesco Global Core Equity Fund

November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities' (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

10                         Invesco Global Core Equity Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund had a 2% redemption fee that was retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, was imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee was recorded as an increase in shareholder capital and was allocated among the share classes based on the relative net assets of each class. Effective January 1, 2012, the Fund eliminated the 2% redemption fee assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.
J.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

11                         Invesco Global Core Equity Fund

L.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.80%
Next $250 million	0.78%
Next $500 million	0.76%
Next $1.5 billion	0.74%
Next $2.5 billion	0.72%
Next $2.5 billion	0.70%
Next $2.5 billion	0.68%
Over $10 billion	0.66%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Effective July 1, 2013, the Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Class R5 shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00% and 2.00%, respectively, of average daily net assets. Prior to July 1, 2013, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B (after 12b-1 waivers), Class C, Class R, Class Y and Class R5 shares to 1.25%, 1.52% (after 12b-1 waivers), 2.00%, 1.50%, 1.00% and 1.00%, respectively, of average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2013, the Adviser waived advisory fees of $17,105 and reimbursed class level expenses of $247,813, $12,601, $31,541, $200 and $3,858 for Class A, Class B, Class C, Class R and Class Y shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales

12                         Invesco Global Core Equity Fund

charges, that may be paid by any class of shares of the Fund. IDI has contractually agreed to limit Rule 12b-1plan fees on Class B shares to 0.52% of average daily net assets through June 30, 2013. 12b-1 fees before fee waivers incurred under the Plan are detailed in the Statement of Operations as Distribution fees. For the six months ended June 30, 2013, 12b-1 fees incurred for Class B shares were $137,422 after fee waivers of $126,851.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2013, IDI advised the Fund that IDI retained $29,002 in front-end sales commissions from the sale of Class A shares and $64, $32,950 and $1,106 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended June 30, 2013, there were transfers from Level 1 to Level 2 of $58,469,772 and from Level 2 to Level 1 of $96,205,409, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$—	$44,236,172	$—	$44,236,172
Brazil	9,814,348	—	—	9,814,348
Canada	26,572,593	—	—	26,572,593
China	—	11,431,403	—	11,431,403
France	25,479,361	45,699,608	—	71,178,969
Germany	—	27,174,257	—	27,174,257
Hong Kong	854,161	22,557,932	—	23,412,093
India	1,331,567	4,184,261	—	5,515,828
Indonesia	—	3,416,721	—	3,416,721
Ireland	—	—	0	0
Italy	9,072,987	—	—	9,072,987
Japan	53,146,985	72,100,397	—	125,247,382
Mexico	1,967,014	—	—	1,967,014
Norway	20,221,408	—	—	20,221,408
Poland	—	886,201	—	886,201
Russia	4,911,896	2,356,651	—	7,268,547
South Africa	1,547,931	3,450,265	—	4,998,196
South Korea	4,749,953	11,489,789	—	16,239,742
Spain	—	17,235,755	—	17,235,755
Sweden	13,402,942	—	—	13,402,942
Switzerland	—	32,865,396	—	32,865,396
Taiwan	—	5,161,046	—	5,161,046
Thailand	—	3,649,442	—	3,649,442
Turkey	—	1,653,693	—	1,653,693
United Arab Emirates	1,802,020	—	—	1,802,020
United Kingdom	—	100,695,206	—	100,695,206
United States	637,800,293	—	—	637,800,293
Total Investments	$812,675,459	$410,244,195	$0	$1,222,919,654

13                         Invesco Global Core Equity Fund

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,103.

NOTE 5—Trustees' and Officers' Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2016	$156,101,515	$—	$156,101,515
December 31, 2017	32,365,124	—	32,365,124
Not subject to expiration	26,371,373	5,826,733	32,198,106
	$214,838,012	$5,826,733	$220,664,745

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of May 23, 2011, the date of reorganization of Invesco Global Dividend Growth Securities Fund, Invesco Global Fund, Invesco Van Kampen Global Equity Allocation Fund and Invesco Van Kampen Global Franchise Fund into the Fund are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2013 was $192,676,860 and $326,372,020, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$217,152,536
Aggregate unrealized (depreciation) of investment securities	(69,493,533)
Net unrealized appreciation of investment securities	$147,659,003

Cost of investments for tax purposes is $1,075,260,651.

14                         Invesco Global Core Equity Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2013(a)		Year ended December 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	865,853	$11,673,042	2,138,267	$25,952,623
Class B	8,130	104,332	26,517	311,731
Class C	154,457	1,995,195	217,700	2,533,806
Class R	4,278	57,684	7,712	93,581
Class Y	193,775	2,634,500	390,816	4,757,043
Class R5	5,651	76,564	4,643	58,097

Issued as reinvestment of dividends:
Class A	—	—	1,445,343	17,994,533
Class B	—	—	75,270	899,472
Class C	—	—	111,934	1,339,851
Class R	—	—	1,013	12,607
Class Y	—	—	25,580	318,473
Class R5	—	—	434	5,452

Automatic conversion of Class B shares to Class A shares:
Class A	584,927	7,898,425	3,540,698	42,781,734
Class B	(609,989)	(7,898,425)	(3,693,245)	(42,781,734)

Reacquired:(b)
Class A	(8,626,481)	(116,449,212)	(29,855,408)	(361,212,490)
Class B	(456,799)	(5,910,810)	(2,164,602)	(25,184,726)
Class C	(1,363,172)	(17,609,807)	(5,444,212)	(63,046,259)
Class R	(8,626)	(119,709)	(4,089)	(49,990)
Class Y	(333,868)	(4,490,827)	(1,262,853)	(15,365,295)
Class R5	(4,593)	(61,553)	(8,729)	(107,765)
Net increase (decrease) in share activity	(9,586,457)	$(128,100,601)	(34,447,211)	$(410,689,256)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 46% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Net of redemption fees of $123 allocated among the classes based on relative net assets of each class for the year ended December 31, 2012.

15                         Invesco Global Core Equity Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/13	$12.76	$0.14	$0.66	$0.80	$—	$—	$—	$13.56	6.27%	$1,005,931	1.25	%(e)	1.30	%(e)	2.05	%(e)	16%
Year ended 12/31/12	11.49	0.21	1.30	1.51	(0.24)	(0.00)	(0.24)	12.76	13.22	1,038,232	1.25		1.34		1.77		23
Year ended 12/31/11	13.12	0.17	(1.63)	(1.46)	(0.17)	—	(0.17)	11.49	(11.21)	1,195,593	1.26		1.35		1.42		104
Year ended 12/31/10	12.36	0.10	0.74	0.84	(0.08)	—	(0.08)	13.12	6.85	55,730	1.78		1.78		0.84		35
Year ended 12/31/09	9.56	0.12	2.76	2.88	(0.08)	—	(0.08)	12.36	30.08	65,333	1.93		1.93		1.10		43
Year ended 12/31/08	15.75	0.12	(6.27)	(6.15)	(0.04)	—	(0.04)	9.56	(39.03)	60,767	1.58		1.59		0.96		146
Class B
Six months ended 06/30/13	12.25	0.11	0.64	0.75	—	—	—	13.00	6.12	46,532	1.52	(e)	2.05	(e)	1.78	(e)	16
Year ended 12/31/12	11.03	0.17	1.25	1.42	(0.20)	(0.00)	(0.20)	12.25	12.94	56,813	1.52		2.09		1.50		23
Year ended 12/31/11	12.63	0.13	(1.59)	(1.46)	(0.14)	—	(0.14)	11.03	(11.60)	114,607	1.55		2.10		1.13		104
Year ended 12/31/10	11.95	0.01	0.71	0.72	(0.04)	—	(0.04)	12.63	6.03	9,509	2.53		2.53		0.09		35
Year ended 12/31/09	9.26	0.04	2.65	2.69	—	—	—	11.95	29.05	13,360	2.68		2.68		0.35		43
Year ended 12/31/08	15.37	0.03	(6.10)	(6.07)	(0.04)	—	(0.04)	9.26	(39.48)	15,675	2.33		2.34		0.21		146
Class C
Six months ended 06/30/13	12.27	0.08	0.64	0.72	—	—	—	12.99	5.87	126,572	2.00	(e)	2.05	(e)	1.30	(e)	16
Year ended 12/31/12	11.04	0.12	1.24	1.36	(0.13)	(0.00)	(0.13)	12.27	12.40	134,387	2.00		2.09		1.02		23
Year ended 12/31/11	12.63	0.08	(1.56)	(1.48)	(0.11)	—	(0.11)	11.04	(11.82)	177,330	2.01		2.10		0.67		104
Year ended 12/31/10	11.96	0.01	0.70	0.71	(0.04)	—	(0.04)	12.63	5.95	11,042	2.53		2.53		0.09		35
Year ended 12/31/09	9.26	0.04	2.66	2.70	—	—	—	11.96	29.16	12,900	2.68		2.68		0.35		43
Year ended 12/31/08	15.38	0.03	(6.11)	(6.08)	(0.04)	—	(0.04)	9.26	(39.52)	12,604	2.33		2.34		0.21		146
Class R
Six months ended 06/30/13	12.76	0.12	0.66	0.78	—	—	—	13.54	6.11	784	1.50	(e)	1.55	(e)	1.80	(e)	16
Year ended 12/31/12	11.48	0.18	1.30	1.48	(0.20)	(0.00)	(0.20)	12.76	12.98	794	1.50		1.59		1.52		23
Year ended 12/31/11(f)	13.30	0.09	(1.80)	(1.71)	(0.11)	—	(0.11)	11.48	(12.89)	661	1.50	(g)	1.59	(g)	1.18	(g)	104
Class Y
Six months ended 06/30/13	12.76	0.15	0.66	0.81	—	—	—	13.57	6.35	15,809	1.00	(e)	1.05	(e)	2.30	(e)	16
Year ended 12/31/12	11.49	0.24	1.31	1.55	(0.28)	(0.00)	(0.28)	12.76	13.53	16,646	1.00		1.09		2.02		23
Year ended 12/31/11	13.11	0.20	(1.63)	(1.43)	(0.19)	—	(0.19)	11.49	(10.99)	24,711	1.01		1.10		1.67		104
Year ended 12/31/10	12.36	0.13	0.74	0.87	(0.12)	—	(0.12)	13.11	7.05	689	1.53		1.53		1.09		35
Year ended 12/31/09	9.56	0.14	2.76	2.90	(0.10)	—	(0.10)	12.36	30.39	663	1.68		1.68		1.35		43
Year ended 12/31/08(f)	11.29	0.02	(1.71)	(1.69)	(0.04)	—	(0.04)	9.56	(14.95)	345	1.67	(g)	1.67	(g)	0.87	(g)	146
Class R5
Six months ended 06/30/13	12.90	0.16	0.66	0.82	—	—	—	13.72	6.36	308	0.94	(e)	0.94	(e)	2.36	(e)	16
Year ended 12/31/12	11.61	0.25	1.32	1.57	(0.28)	(0.00)	(0.28)	12.90	13.59	275	0.96		0.96		2.06		23
Year ended 12/31/11	13.21	0.20	(1.61)	(1.41)	(0.19)	—	(0.19)	11.61	(10.76)	290	0.96		0.96		1.72		104
Year ended 12/31/10	12.45	0.17	0.75	0.92	(0.16)	—	(0.16)	13.21	7.45	30	1.23		1.23		1.38		35
Year ended 12/31/09	9.61	0.17	2.82	2.99	(0.15)	—	(0.15)	12.45	31.17	11	1.24		1.24		1.79		43
Year ended 12/31/08	15.77	0.22	(6.34)	(6.12)	(0.04)	—	(0.04)	9.61	(38.79)	118	0.97		0.98		1.57		146

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for fiscal years prior to December 31, 2012.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $1,736,154,552 and sold of $1,280,761,748 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Global Dividend Growth Securities Fund, Invesco Global Fund, Invesco Van Kampen Global Equity Allocation Fund and Invesco Van Kampen Global Franchise Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000's omitted) of $1,048,089, $53,293, $133,399, $844, $16,318 and $294 for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.
(f)	Commencement date of May 23, 2011 and October 3, 2008 for Class R shares and Class Y shares, respectively.
(g)	Annualized.

16                         Invesco Global Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/13)	Expenses Paid During Period[2]
A	$1,000.00	$1,062.70	$6.39	$1,018.60	$6.26	1.25%
B	1,000.00	1,061.20	7.77	1,017.26	7.60	1.52
C	1,000.00	1,058.70	10.21	1,014.88	9.99	2.00
R	1,000.00	1,061.10	7.67	1,017.36	7.50	1.50
Y	1,000.00	1,064.30	5.12	1,019.84	5.01	1.00
R5	1,000.00	1,063.60	4.81	1,020.13	4.71	0.94

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2013 through June 30, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco Global Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Funds Group (Invesco Funds Group) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Global Core Equity Fund’s (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Global Large-Cap Core Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. Invesco Advisers advised the Board that performance continues to be affected by the high-quality, large-cap bias of the Fund, as well as stock selection. The Trustees also reviewed more recent Fund performance and information from the senior officer.

18 Invesco Global Core Equity Fund

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and its affiliates do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

The Board also considered use of an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

19 Invesco Global Core Equity Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01540 and 002-27334                         GCE-SAR-1                         Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2013
Invesco International Small Company Fund

Nasdaq:
A: IEGAX ¡ B: IEGBX ¡ C: IEGCX ¡ Y: IEGYX ¡ R5: IEGIX ¡ R6: IEGFX

2	Fund Performance

3	Letters to Shareholders

4	Schedule of Investments

6	Financial Statements

8	Notes to Financial Statements

15	Financial Highlights

16	Fund Expenses

17	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/12 to 6/30/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-2.74%
Class B Shares	-3.15
Class C Shares	-3.10
Class Y Shares	-2.64
Class R5 Shares	-2.61
Class R6 Shares	-2.61
MSCI EAFE Index ND‚ (Broad Market Index)	4.10
MSCI World Ex-US Small Cap Index ND■ (Style-Specific Index)	3.50
Lipper International Small/Mid-Cap Growth Funds Index■ (Peer Group Index)	7.11

Source(s): ‚ Invesco, MSCI via FactSet Research Systems Inc.; ■ Lipper Inc.

The MSCI EAFE® Index ND is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The MSCI World Ex-US Small Cap Index ND is an unmanaged index considered representative of small-cap stocks of global developed markets, excluding those of the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper International Small/Mid-Cap Growth Funds Index is an unmanaged index considered representative of international small/mid-cap growth funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Class R5 shares incepted on October 25, 2005. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.51%, 2.26%, 2.26%, 1.26%, 1.14% and 1.07%, respectively. The expense ratios presented above may vary from the expense ratios presented

Average Annual Total Returns
As of 6/30/13, including maximum applicable sales charges

Class A Shares
Inception (8/31/00)	10.24%
10 Years	15.00
5 Years	3.15
1 Year	6.86

Class B Shares
Inception (8/31/00)	10.24%
10 Years	14.97
5 Years	3.18
1 Year	7.14

Class C Shares
Inception (8/31/00)	9.94%
10 Years	14.80
5 Years	3.55
1 Year	11.19

Class Y Shares
10 Years	15.80%
5 Years	4.57
1 Year	13.30

Class R5 Shares
10 Years	16.03%
5 Years	4.77
1 Year	13.37

Class R6 Shares
10 Years	15.69%
5 Years	4.37
1 Year	13.35

in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

2                        Invesco International Small Company Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss two that affect you and our fellow fund shareholders.

The first issue on which your Board has been working is our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information, including information from many independent sources.

I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

  The second area of focus to highlight is the Board’s efforts to ensure that we provide a lineup of funds that allow financial advisers to build portfolios that meet shareholders’ changing financial needs and goals.

The members of your Board have worked with Invesco Advisers to provide more income-generating options in the Invesco Funds lineup to help shareholders potentially meet their income needs. Your Board recently approved changes to three existing equity mutual funds, increasing their focus on generating income while also seeking to provide long-term growth of capital.

Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■	Manage investments - Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.
■	Provide choices - We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.
■	Connect with you - We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3                        Invesco International Small Company Fund

Schedule of Investments

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–87.01%
Belgium–0.90%
S.A. D’Ieteren N.V.	108,815	$4,630,795

Brazil–2.32%
Diagnosticos da America S.A.	1,316,000	6,831,001
Fleury S.A.	615,500	5,073,757
		11,904,758

Canada–24.10%
Aastra Technologies Ltd.	304,100	5,736,208
Brookfield Real Estate Services, Inc.	375,300	4,353,166
Calian Technologies Ltd.	142,000	2,659,631
Calvalley Petroleum Inc.–Class A(a)	2,403,121	3,564,241
Canyon Services Group, Inc.	403,000	4,567,180
Cequence Energy Ltd.(a)	2,260,000	3,566,838
Dorel Industries Inc.–Class B	134,355	4,687,991
Epsilon Energy Ltd.(a)	1,204,800	3,654,033
Glentel, Inc.	459,800	7,344,210
Hammond Power Solutions Inc.	249,800	1,935,606
Horizon North Logistics Inc.	786,000	4,745,294
Major Drilling Group International Inc.	567,205	3,861,179
Mart Resources, Inc.	1,525,000	2,261,837
Northern Dynasty Minerals Ltd.(a)	1,091,777	2,221,337
Onex Corp.	181,599	8,239,118
Painted Pony Petroleum Ltd.(a)	305,692	2,464,602
Paladin Labs, Inc.(a)	77,000	3,925,404
Paramount Resources Ltd.–Class A(a)	308,455	10,454,859
Sandstorm Metals & Energy Ltd.(a)	1,368,450	4,605,736
Total Energy Services Inc.	1,014,790	14,038,025
TransGlobe Energy Corp.(a)	1,005,422	6,232,508
Trilogy Energy Corp.	290,500	8,672,466
Wi-LAN Inc.	2,189,700	10,097,019
		123,888,488

China–1.01%
Fook Woo Group Holdings Ltd.(a)	21,094,000	372,594
Franshion Properties China Ltd.	14,500,000	4,815,001
		5,187,595

France–2.29%
Metropole Television S.A.	373,600	6,017,687
S.A. des Ciments Vicat (Vicat)	93,300	5,773,411
		11,791,098

Germany–3.05%
CTS Eventim AG	92,000	3,703,015
MorphoSys AG(a)	212,514	11,961,923
		15,664,938

Hong Kong–2.93%
First Pacific Co. Ltd.	14,124,000	15,072,979

	Shares	Value
Ireland–3.97%
DCC PLC	318,895	$12,489,307
United Drug PLC	1,683,926	7,939,879
		20,429,186

Italy–1.98%
Ansaldo STS S.p.A.	193,405	1,871,657
Danieli & C. Officine Meccaniche S.p.A.–Savings Shares	554,698	8,329,081
		10,200,738

Japan–4.30%
EXEDY Corp.	225,500	5,689,833
Nippon Ceramic Co., Ltd.	617,100	8,113,515
THK Co., Ltd.	395,000	8,303,842
		22,107,190

Malaysia–5.27%
IGB Corp. Berhad	25,677,171	20,185,055
Parkson Holdings Berhad	1,757,461	2,168,812
Top Glove Corp. Berhad	2,417,100	4,764,436
		27,118,303

Netherlands–0.53%
Aalberts Industries N.V.	121,823	2,712,136

New Zealand–1.19%
Freightways Ltd.	1,770,681	6,105,101

Norway–4.39%
Bonheur ASA	313,995	6,461,334
Prosafe S.E.	1,067,072	9,347,823
TGS Nopec Geophysical Co. ASA	233,066	6,758,206
		22,567,363

Philippines–5.92%
Energy Development Corp.	47,997,600	6,407,122
Energy Development Corp.(b)	5,506,250	735,021
First Gen Corp.(a)	36,577,841	14,315,674
Manila Water Co.	11,985,300	8,959,768
		30,417,585

Switzerland–4.03%
Aryzta AG	194,813	10,924,501
Kuoni Reisen Holding AG	13,800	4,337,955
Tecan Group AG	59,428	5,475,685
		20,738,141

Thailand–2.04%
Major Cineplex Group PCL	8,476,400	5,687,367
Siam Commercial Bank PCL	875,500	4,795,031
		10,482,398

Turkey–0.83%
Koza Anadolu Metal Madencilik Isletmeleri A.S.(a)	2,885,169	4,266,521

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco International Small Company Fund

	Shares	Value
United Kingdom–15.44%
Amlin PLC	878,216	$5,266,840
Catlin Group Ltd.	881,771	6,695,139
Chemring Group PLC	694,575	2,986,039
Clarkson PLC	142,000	3,661,186
Halma PLC	736,283	5,655,764
Homeserve PLC	883,342	3,741,087
IG Group Holdings PLC	985,373	8,718,720
Informa PLC	1,166,809	8,724,545
Kier Group PLC	335,670	5,845,844
Lancashire Holdings Ltd.	640,465	7,715,246
Micro Focus International PLC	671,643	7,233,390
SDL PLC	368,623	1,614,746
Tullett Prebon PLC	1,417,698	6,855,991
Ultra Electronics Holdings PLC	178,278	4,655,000
		79,369,537

	Shares	Value
United States–0.52%
Bauer Performance Sports Ltd.(a)	237,500	$2,696,092
Total Common Stocks & Other Equity Interests (Cost $359,711,069)		447,350,942

Money Market Funds–13.28%
Liquid Assets Portfolio–Institutional Class(c)	34,133,407	34,133,407
Premier Portfolio–Institutional Class(c)	34,133,407	34,133,407
Total Money Market Funds (Cost $68,266,814)		68,266,814
TOTAL INVESTMENTS–100.29% (Cost $427,977,883)		515,617,756
OTHER ASSETS LESS LIABILITIES–(0.29)%		(1,482,238)
NET ASSETS–100.00%		$514,135,518

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at June 30, 2013 represented less than 1% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2013

Energy	16.0%
Financials	15.1
Industrials	13.1
Consumer Discretionary	10.8
Health Care	8.9
Information Technology	8.0
Utilities	5.9
Consumer Staples	5.1
Materials	4.1
Money Market Funds Plus Other Assets Less Liabilities	13.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco International Small Company Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investments, at value (Cost $359,711,069)	$447,350,942
Investments in affiliated money market funds, at value and cost	68,266,814
Total investments, at value (Cost $427,977,883)	515,617,756
Foreign currencies, at value (Cost $74,758)	56,432
Receivable for:
Investments sold	148,495
Fund shares sold	1,883,293
Dividends	735,659
Investment for trustee deferred compensation and retirement plans	42,756
Other assets	39,041
Total assets	518,523,432

Liabilities:
Payable for:
Investments purchased	1,393,412
Fund shares reacquired	1,356,187
Accrued fees to affiliates	284,266
Accrued foreign taxes	1,118,588
Accrued trustees’ and officers’ fees and benefits	658
Accrued other operating expenses	113,738
Trustee deferred compensation and retirement plans	121,065
Total liabilities	4,387,914
Net assets applicable to shares outstanding	$514,135,518

Net assets consist of:
Shares of beneficial interest	$397,472,555
Undistributed net investment income	3,535,181
Undistributed net realized gain	25,496,832
Unrealized appreciation	87,630,950
$514,135,518

Net Assets:
Class A	$271,031,382
Class B	$5,960,183
Class C	$32,682,804
Class Y	$100,677,623
Class R5	$86,649,058
Class R6	$17,134,468

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	13,393,936
Class B	307,181
Class C	1,684,015
Class Y	4,960,861
Class R5	4,295,342
Class R6	848,899
Class A:
Net asset value per share	$20.24
Maximum offering price per share
(Net asset value of $20.24 ÷ 94.50%)	$21.42
Class B:
Net asset value and offering price per share	$19.40
Class C:
Net asset value and offering price per share	$19.41
Class Y:
Net asset value and offering price per share	$20.29
Class R5:
Net asset value and offering price per share	$20.17
Class R6:
Net asset value and offering price per share	$20.18

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco International Small Company Fund

Statement of Operations

For the six months ended June 30, 2013

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $851,538)	$7,430,560
Dividends from affiliated money market funds	29,076
Total investment income	7,459,636

Expenses:
Advisory fees	2,507,043
Administrative services fees	75,136
Custodian fees	132,739
Distribution fees:
Class A	365,376
Class B	40,864
Class C	177,001
Transfer Agent Fees — A, B, C and Y	366,535
Transfer agent fees — R5	45,370
Transfer agent fees — R6	1,146
Trustees’ and officers’ fees and benefits	23,387
Other	122,455
Total expenses	3,857,052
Less: Fees waived and expense offset arrangement(s)	(50,040)
Net expenses	3,807,012
Net investment income	3,652,624

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	30,894,268
Foreign currencies	(51,725)
30,842,543
Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes on holdings of $(7,112))	(49,254,000)
Foreign currencies	(6,200)
(49,260,200)
Net realized and unrealized gain (loss)	(18,417,657)
Net increase (decrease) in net assets resulting from operations	$(14,765,033)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco International Small Company Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2013 and the year ended December 31, 2012

(Unaudited)

	June 30, 2013	December 31, 2012
Operations:
Net investment income	$3,652,624	$4,976,901
Net realized gain	30,842,543	31,724,822
Change in net unrealized appreciation (depreciation)	(49,260,200)	38,335,856
Net increase (decrease) in net assets resulting from operations	(14,765,033)	75,037,579

Distributions to shareholders from net investment income:
Class A	—	(613,597)
Class B	—	(6,168)
Class C	—	(20,190)
Class Y	—	(388,967)
Class R5	—	(434,585)
Class R6	—	(101,743)
Total distributions from net investment income	—	(1,565,250)

Share transactions–net:
Class A	(17,160,958)	(58,986,705)
Class B	(4,288,107)	(8,843,460)
Class C	(2,442,755)	(7,352,476)
Class Y	13,003,996	27,908,527
Class R5	9,205,914	(3,191,597)
Class R6	(466,164)	17,091,745
Net increase (decrease) in net assets resulting from share transactions	(2,148,074)	(33,373,966)
Net increase (decrease) in net assets	(16,913,107)	40,098,363

Net assets:
Beginning of period	531,048,625	490,950,262
End of period (includes undistributed net investment income of $3,535,181 and $(117,443), respectively)	$514,135,518	$531,048,625

Notes to Financial Statements

June 30, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco International Small Company Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

As of the close of business on January 29, 2010, the Fund limited public sales of its shares to new investors.

8                         Invesco International Small Company Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets,

9                         Invesco International Small Company Fund

the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund had a 2% redemption fee that was retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, was imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee was recorded as an increase in shareholder capital and was allocated among the share classes based on the relative net assets of each class. Effective January 1, 2012, the Fund eliminated the 2% redemption fee assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

10                         Invesco International Small Company Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 3.00%, 2.00%, 2.00% and 2.00% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014. The Adviser did not waive fees and/or reimburse expenses during the period under the expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2013, the Adviser waived advisory fees of $49,569.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2013, IDI advised the Fund that IDI retained $3,809 in front-end sales commissions from the sale of Class A shares and $89, $2,291 and $347 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the

11                         Invesco International Small Company Fund

securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended June 30, 2013, there were transfers from Level 1 to Level 2 of $119,377,821 and from Level 2 to Level 1 of $37,291,331, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Belgium	$—	$4,630,795	$—	$4,630,795
Brazil	11,904,758	—	—	11,904,758
Canada	123,888,488	—	—	123,888,488
China	—	4,815,001	372,594	5,187,595
France	6,017,687	5,773,411	—	11,791,098
Germany	11,961,923	3,703,015	—	15,664,938
Hong Kong	—	15,072,979	—	15,072,979
Ireland	7,939,879	12,489,307	—	20,429,186
Italy	1,871,657	8,329,081	—	10,200,738
Japan	16,417,357	5,689,833	—	22,107,190
Malaysia	2,168,812	24,949,491	—	27,118,303
Netherlands	—	2,712,136	—	2,712,136
New Zealand	—	6,105,101	—	6,105,101
Norway	6,461,334	16,106,029	—	22,567,363
Philippines	—	30,417,585	—	30,417,585
Switzerland	—	20,738,141	—	20,738,141
Thailand	—	10,482,398	—	10,482,398
Turkey	—	4,266,521	—	4,266,521
United Kingdom	21,870,975	57,498,562	—	79,369,537
United States	70,962,906	—	—	70,962,906
Total Investments	$281,465,776	$233,779,386	$372,594	$515,617,756

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $471.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

12                         Invesco International Small Company Fund

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2017	$4,330,481	$—	$4,330,481

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2013 was $61,772,692 and $62,033,036, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$122,980,328
Aggregate unrealized (depreciation) of investment securities	(37,120,071)
Net unrealized appreciation of investment securities	$85,860,257

Cost of investments for tax purposes is $429,757,499.

13                         Invesco International Small Company Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2013(a)		Year ended December 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	1,487,919	$31,662,371	3,155,033	$60,176,317
Class B	8,630	177,019	7,313	135,704
Class C	67,707	1,388,872	86,777	1,622,677
Class Y	1,400,886	29,906,039	3,120,840	60,671,259
Class R5	972,786	20,578,629	1,569,022	29,376,800
Class R6(b)	22,194	468,996	919,157	18,072,042

Issued as reinvestment of dividends:
Class A	—	—	26,658	544,365
Class B	—	—	289	5,691
Class C	—	—	947	18,639
Class Y	—	—	17,258	353,100
Class R5	—	—	21,080	428,336
Class R6	—	—	5,005	101,743

Automatic conversion of Class B shares to Class A shares:
Class A	172,886	3,685,413	293,006	5,649,653
Class B	(179,902)	(3,685,413)	(303,824)	(5,649,653)

Reacquired:(c)
Class A	(2,479,592)	(52,508,742)	(6,625,228)	(125,357,040)
Class B	(38,427)	(779,713)	(182,950)	(3,335,202)
Class C	(187,475)	(3,831,627)	(489,675)	(8,993,792)
Class Y	(798,095)	(16,902,043)	(1,727,384)	(33,115,832)
Class R5	(535,462)	(11,372,715)	(1,708,841)	(32,996,733)
Class R6	(44,042)	(935,160)	(53,415)	(1,082,040)
Net increase (decrease) in share activity	(129,987)	$(2,148,074)	(1,868,932)	$(33,373,966)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 24, 2012.
(c)	Net of redemption fees of $2,473 allocated among the classes based on relative net assets of each class for the year ended December 31, 2012.

14                         Invesco International Small Company Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/13	$20.81	$0.14	$(0.71)	$(0.57)	$—	$—	$—	$20.24	(2.74)%	$271,031	1.45	%(e)	1.47	%(e)	1.28	%(e)	13%
Year ended 12/31/12	17.93	0.18	2.74	2.92	(0.04)	—	(0.04)	20.81	16.31	295,767	1.50		1.51		0.97		15
Year ended 12/31/11	18.75	0.19	(0.77)	(0.58)	(0.24)	—	(0.24)	17.93	(3.08)	311,409	1.49		1.50		1.02		18
Year ended 12/31/10	15.05	0.16	3.69	3.85	(0.15)	—	(0.15)	18.75	25.60	382,960	1.57		1.58		1.01		20
Year ended 12/31/09	9.19	0.21	5.82	6.03	(0.17)	—	(0.17)	15.05	65.63	354,624	1.60		1.61		1.76		26
Year ended 12/31/08	22.45	0.24	(12.47)	(12.23)	(0.34)	(0.69)	(1.03)	9.19	(54.24)	189,189	1.57		1.58		1.38		19
Class B
Six months ended 06/30/13	20.03	0.05	(0.68)	(0.63)	—	—	—	19.40	(3.15)	5,960	2.20	(e)	2.22	(e)	0.53	(e)	13
Year ended 12/31/12	17.36	0.04	2.64	2.68	(0.01)	—	(0.01)	20.03	15.44	10,352	2.25		2.26		0.22		15
Year ended 12/31/11	18.14	0.05	(0.74)	(0.69)	(0.09)	—	(0.09)	17.36	(3.83)	17,296	2.24		2.25		0.27		18
Year ended 12/31/10	14.57	0.04	3.55	3.59	(0.02)	—	(0.02)	18.14	24.65	25,086	2.32		2.33		0.26		20
Year ended 12/31/09	8.91	0.12	5.62	5.74	(0.08)	—	(0.08)	14.57	64.48	26,946	2.35		2.36		1.01		26
Year ended 12/31/08	21.58	0.11	(11.94)	(11.83)	(0.15)	(0.69)	(0.84)	8.91	(54.61)	19,323	2.32		2.33		0.63		19
Class C
Six months ended 06/30/13	20.03	0.05	(0.67)	(0.62)	—	—	—	19.41	(3.10)	32,683	2.20	(e)	2.22	(e)	0.53	(e)	13
Year ended 12/31/12	17.37	0.04	2.63	2.67	(0.01)	—	(0.01)	20.03	15.38	36,136	2.25		2.26		0.22		15
Year ended 12/31/11	18.14	0.05	(0.73)	(0.68)	(0.09)	—	(0.09)	17.37	(3.77)	38,311	2.24		2.25		0.27		18
Year ended 12/31/10	14.57	0.04	3.55	3.59	(0.02)	—	(0.02)	18.14	24.65	49,484	2.32		2.33		0.26		20
Year ended 12/31/09	8.91	0.12	5.62	5.74	(0.08)	—	(0.08)	14.57	64.48	46,646	2.35		2.36		1.01		26
Year ended 12/31/08	21.57	0.11	(11.93)	(11.82)	(0.15)	(0.69)	(0.84)	8.91	(54.58)	28,391	2.32		2.33		0.63		19
Class Y
Six months ended 06/30/13	20.84	0.16	(0.71)	(0.55)	—	—	—	20.29	(2.64)	100,678	1.20	(e)	1.22	(e)	1.53	(e)	13
Year ended 12/31/12	17.97	0.23	2.73	2.96	(0.09)	—	(0.09)	20.84	16.51	90,843	1.25		1.26		1.22		15
Year ended 12/31/11	18.79	0.24	(0.77)	(0.53)	(0.29)	—	(0.29)	17.97	(2.79)	52,959	1.24		1.25		1.27		18
Year ended 12/31/10	15.08	0.20	3.70	3.90	(0.19)	—	(0.19)	18.79	25.89	31,780	1.32		1.33		1.26		20
Year ended 12/31/09	9.20	0.26	5.81	6.07	(0.19)	—	(0.19)	15.08	66.09	20,216	1.35		1.36		2.01		26
Year ended 12/31/08(f)	13.37	0.03	(3.17)	(3.14)	(0.34)	(0.69)	(1.03)	9.20	(23.08)	6,638	1.63	(g)	1.63	(g)	1.32	(g)	19
Class R5
Six months ended 06/30/13	20.71	0.17	(0.71)	(0.54)	—	—	—	20.17	(2.61)	86,649	1.13	(e)	1.15	(e)	1.60	(e)	13
Year ended 12/31/12	17.85	0.25	2.72	2.97	(0.11)	—	(0.11)	20.71	16.66	79,911	1.13		1.14		1.34		15
Year ended 12/31/11	18.67	0.26	(0.76)	(0.50)	(0.32)	—	(0.32)	17.85	(2.66)	70,976	1.11		1.12		1.40		18
Year ended 12/31/10	14.98	0.24	3.68	3.92	(0.23)	—	(0.23)	18.67	26.20	61,396	1.10		1.11		1.48		20
Year ended 12/31/09	9.13	0.28	5.79	6.07	(0.22)	—	(0.22)	14.98	66.56	34,269	1.10		1.11		2.26		26
Year ended 12/31/08	22.47	0.32	(12.52)	(12.20)	(0.45)	(0.69)	(1.14)	9.13	(54.02)	15,762	1.13		1.14		1.82		19
Class R6
Six months ended 06/30/13	20.72	0.18	(0.72)	(0.54)	—	—	—	20.18	(2.61)	17,134	1.04	(e)	1.06	(e)	1.69	(e)	13
Year ended 12/31/12(f)	19.66	0.08	1.09	1.17	(0.11)	—	(0.11)	20.72	5.99	18,039	1.05	(g)	1.06	(g)	1.42	(g)	15

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share, for fiscal years prior to December 31, 2012.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $294,723, $8,241, $35,694, $101,698, $91,515 and $18,202 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of October 3, 2008 and September 24, 2012 for Class Y shares and Class R6 shares, respectively.
(g)	Annualized.

15                         Invesco International Small Company Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/13)	Expenses Paid During Period[2]
A	$1,000.00	$972.60	$7.09	$1,017.60	$7.25	1.45%
B	1,000.00	968.50	10.74	1,013.88	10.99	2.20
C	1,000.00	969.00	10.74	1,013.88	10.99	2.20
Y	1,000.00	973.60	5.87	1,018.84	6.01	1.20
R5	1,000.00	973.90	5.53	1,019.19	5.66	1.13
R6	1,000.00	973.90	5.09	1,019.64	5.21	1.04

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2013 through June 30, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16                         Invesco International Small Company Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Funds Group (Invesco Funds Group) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco International Small Company Fund’s (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that the continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper International Small/Mid-Cap Growth Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of the performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds.). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

17 Invesco International Small Company Fund

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that the Invesco does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and its affiliates do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from with Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The

Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

The Board also considered use of an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

18 Invesco International Small Company Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01540 and 002-27334                 ISC-SAR-1                 Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2013

Invesco Small Cap Equity Fund Nasdaq: A: SMEAX ¡ B: SMEBX ¡ C: SMECX ¡ R: SMERX ¡ Y: SMEYX ¡ R5: SMEIX ¡ R6: SMEFX

2	Fund Performance

3	Letters to Shareholders

4	Schedule of Investments

7	Financial Statements

9	Notes to Financial Statements

15	Financial Highlights

16	Fund Expenses

17	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/12 to 6/30/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	14.50%
Class B Shares	14.06
Class C Shares	14.06
Class R Shares	14.34
Class Y Shares	14.63
Class R5 Shares	14.74
Class R6 Shares	14.73
S&P 500 Index‚ (Broad Market Index)	13.82
Russell 2000 Index¡ (Style-Specific Index)	15.86
Lipper Small-Cap Core Funds Index¿ (Peer Group Index)	14.45

Source(s): ‚Invesco, S&P-Dow Jones via FactSet Research Systems Inc.;

                  ¡Invesco, Russell via FactSet Research Systems Inc.; ¿Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 2000® Index is an unmanaged index considered representative of small-cap stocks. The Russell 2000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Small-Cap Core Funds Index is an unmanaged index considered representative of small-cap core funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R5 shares incepted on April 29, 2005. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.34%, 2.09%, 2.09%, 1.59%, 1.09%, 0.88% and 0.81%. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based

Average Annual Total Returns

As of 6/30/13, including maximum applicable sales charges

Class A Shares
Inception (8/31/00)	6.46%
10 Years	8.87
5 Years	6.42
1 Year	17.70
Class B Shares
Inception (8/31/00)	6.46%
10 Years	8.85
5 Years	6.52
1 Year	18.58
Class C Shares
Inception (8/31/00)	6.16%
10 Years	8.69
5 Years	6.83
1 Year	22.58
Class R Shares
Inception (6/3/02)	7.26%
10 Years	9.22
5 Years	7.37
1 Year	24.20
Class Y Shares
10 Years	9.63%
5 Years	7.90
1 Year	24.75
Class R5 Shares
10 Years	9.99%
5 Years	8.19
1 Year	25.05
Class R6 Shares
10 Years	9.53%
5 Years	7.71
1 Year	24.98

on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

2                Invesco Small Cap Equity Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss two that affect you and our fellow fund shareholders.

The first issue on which your Board has been working is our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information, including information from many independent sources.

I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

The second area of focus to highlight is the Board’s efforts to ensure that we provide a lineup of funds that allow financial advisers to build portfolios that meet shareholders’ changing financial needs and goals.

The members of your Board have worked with Invesco Advisers to provide more income-generating options in the Invesco Funds lineup to help shareholders potentially meet their income needs. Your Board recently approved changes to three existing equity mutual funds, increasing their focus on generating income while also seeking to provide long-term growth of capital.

Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■	Manage investments - Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.
■	Provide choices - We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.
■	Connect with you - We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3                Invesco Small Cap Equity Fund

Schedule of Investments(a)

June 30, 2013

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–95.57%
Advertising–1.01%
Interpublic Group of Cos., Inc. (The)	757,650	$11,023,808

Aerospace & Defense–0.98%
Aerovironment Inc.(b)	30,741	620,353
Triumph Group, Inc.	127,072	10,057,749
		10,678,102

Air Freight & Logistics–0.62%
UTi Worldwide, Inc.	414,136	6,820,820

Apparel Retail–0.47%
bebe stores, inc.	916,139	5,139,540

Apparel, Accessories & Luxury Goods–0.92%
PVH Corp.	80,590	10,077,780

Application Software–4.01%
Actuate Corp.(b)	627,703	4,167,948
Cadence Design Systems, Inc.(b)	781,527	11,316,511
Informatica Corp.(b)	282,403	9,878,457
MicroStrategy Inc.–Class A(b)	65,847	5,726,055
SS&C Techonologies Holdings, Inc.(b)	388,025	12,766,022
		43,854,993

Asset Management & Custody Banks–1.25%
Affiliated Managers Group, Inc.(b)	66,910	10,969,225
Artisan Partners Asset Management, Inc.(b)	53,948	2,692,545
		13,661,770

Auto Parts & Equipment–1.92%
Dana Holding Corp.	507,618	9,776,723
TRW Automotive Holdings Corp.(b)	169,227	11,243,442
		21,020,165

Automobile Manufacturers–1.17%
Thor Industries, Inc.	260,580	12,815,324

Automotive Retail–0.87%
Penske Automotive Group, Inc.	311,215	9,504,506

Biotechnology–0.83%
Cubist Pharmaceuticals, Inc.(b)	188,809	9,119,475

Broadcasting–1.09%
Nexstar Broadcasting Group, Inc.–Class A	336,290	11,924,843

Building Products–1.03%
Trex Co., Inc.(b)	237,789	11,292,600

Casinos & Gaming–1.04%
Bally Technologies Inc.(b)(c)	201,900	11,391,198

	Shares	Value
Communications Equipment–1.69%
ARRIS Group Inc.(b)	621,508	$8,918,640
JDS Uniphase Corp.(b)	665,898	9,575,613
		18,494,253

Computer Hardware–1.11%
Cray, Inc.(b)	616,111	12,100,420

Construction & Engineering–0.75%
Foster Wheeler AG (Switzerland)(b)	375,403	8,149,999

Construction & Farm Machinery & Heavy Trucks–0.62%
Titan International, Inc.(c)	401,507	6,773,423

Construction Materials–0.99%
Eagle Materials Inc.	163,339	10,824,476

Data Processing & Outsourced Services–1.98%
Jack Henry & Associates, Inc.	238,605	11,245,454
MAXIMUS, Inc.	139,157	10,364,413
		21,609,867

Diversified Chemicals–0.94%
FMC Corp.	167,941	10,254,477

Diversified Metals & Mining–0.67%
Compass Minerals International, Inc.	86,817	7,338,641

Diversified REIT’s–0.95%
Lexington Realty Trust(c)	891,200	10,409,216

Electrical Components & Equipment–2.09%
Belden Inc.	216,548	10,812,242
EnerSys	246,332	12,080,121
		22,892,363

Electronic Equipment & Instruments–0.00%
Electro Scientific Industries, Inc.	3,633	39,091

Electronic Manufacturing Services–1.05%
Sanmina Corp.(b)	797,809	11,448,559

Environmental & Facilities Services–2.14%
Team, Inc.(b)	293,196	11,097,469
Waste Connections, Inc.	300,395	12,358,250
		23,455,719

Electronic Equipment Manufacturers–0.71%
FEI Co.	106,616	7,781,902

Food Distributors–0.76%
United Natural Foods, Inc.(b)	153,273	8,275,209

Gas Utilities–1.00%
UGI Corp.	280,200	10,958,622

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Small Cap Equity Fund

	Shares	Value
Health Care Equipment–1.81%
Teleflex Inc.	106,166	$8,226,804
Wright Medical Group, Inc.(b)	440,858	11,554,888
		19,781,692

Health Care Facilities–3.07%
Amsurg Corp.(b)	317,301	11,137,265
LifePoint Hospitals, Inc.(b)	228,248	11,147,632
Universal Health Services, Inc.–Class B	169,132	11,325,079
		33,609,976

Health Care Services–0.86%
IPC The Hospitalist Co.(b)	183,512	9,425,176

Health Care Supplies–1.74%
Haemonetics Corp.(b)	232,141	9,599,030
West Pharmaceutical Services, Inc.	133,907	9,408,306
		19,007,336

Home Furnishings–1.03%
La-Z-Boy Inc.	557,823	11,307,072

Homefurnishing Retail–0.96%
Pier 1 Imports, Inc.	447,942	10,522,158

Industrial Machinery–3.16%
TriMas Corp.(b)	363,283	13,543,190
Valmont Industries, Inc.	75,075	10,742,482
Watts Water Technologies, Inc.–Class A	226,817	10,283,883
		34,569,555

Industrial REIT’s–0.88%
DCT Industrial Trust Inc.	1,343,100	9,603,165

Insurance Brokers–0.98%
Arthur J. Gallagher & Co.	245,846	10,741,012

Internet Software & Services–1.27%
ValueClick, Inc.(b)	561,485	13,857,450

Investment Banking & Brokerage–2.01%
E*TRADE Financial Corp.(b)	978,477	12,387,519
Evercore Partners Inc.–Class A	245,259	9,633,773
		22,021,292

Life Sciences Tools & Services–1.55%
Bio-Rad Laboratories, Inc.–Class A(b)	74,135	8,317,947
Charles River Laboratories International, Inc.(b)	211,493	8,677,558
		16,995,505

Multi-Line Insurance–1.01%
American Financial Group, Inc.	225,089	11,009,103

Office REIT’s–0.86%
Douglas Emmett, Inc.	378,900	9,453,555

Office Services & Supplies–1.05%
Interface, Inc.	678,741	11,518,235

	Shares	Value
Oil & Gas Equipment & Services–3.82%
Dresser-Rand Group, Inc.(b)	156,722	$9,400,186
Helix Energy Solutions Group Inc.(b)	478,912	11,034,132
Oceaneering International, Inc.	148,881	10,749,208
Oil States International, Inc.(b)	113,919	10,553,456
		41,736,982

Oil & Gas Exploration & Production–2.48%
Energen Corp.	157,243	8,217,519
Rosetta Resources, Inc.(b)	193,420	8,224,218
Ultra Petroleum Corp.(b)(c)	536,914	10,641,636
		27,083,373

Oil & Gas Storage & Transportation–0.96%
Targa Resources Corp.	164,070	10,554,623

Packaged Foods & Meats–0.78%
TreeHouse Foods, Inc.(b)	130,303	8,540,059

Paper Packaging–1.20%
Graphic Packaging Holding Co.(b)	1,697,045	13,135,128

Paper Products–1.15%
Schweitzer-Mauduit International, Inc.	252,650	12,602,182

Pharmaceuticals–2.17%
Auxilium Pharmaceuticals Inc.(b)	314,978	5,238,084
Endo Health Solutions Inc.(b)	233,908	8,605,475
Medicines Co. (The)(b)	319,998	9,843,139
		23,686,698

Real Estate Services–0.95%
Jones Lang LaSalle Inc.	113,491	10,343,570

Regional Banks–8.19%
Boston Private Financial Holdings, Inc.	851,280	9,057,619
CVB Financial Corp.	806,308	9,482,182
East West Bancorp, Inc.	375,544	10,327,460
F.N.B. Corp.	694,096	8,384,680
Glacier Bancorp, Inc.	215,846	4,789,623
Susquehanna Bancshares, Inc.	932,271	11,979,682
Texas Capital Bancshares, Inc.(b)	189,702	8,415,181
Webster Financial Corp.	380,229	9,764,281
Wintrust Financial Corp.	233,806	8,950,094
Zions Bancorp.	292,354	8,443,183
		89,593,985

Residential REIT’s–0.44%
Mid-America Apartment Communities, Inc.	71,500	4,845,555

Restaurants–3.72%
Cracker Barrel Old Country Store, Inc.	111,628	10,566,706
DineEquity, Inc.	130,762	9,005,579
Papa John’s International, Inc.(b)	161,451	10,554,052
Red Robin Gourmet Burgers Inc.(b)	192,144	10,602,506
		40,728,843

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Small Cap Equity Fund

	Shares	Value
Semiconductor Equipment–0.81%
Veeco Instruments Inc.(b)(c)	250,665	$8,878,554

Semiconductors–3.87%
Fairchild Semiconductor International, Inc.(b)	657,775	9,077,295
Hittite Microwave Corp.(b)	158,280	9,180,240
Lattice Semiconductor Corp.(b)	1,402,770	7,112,044
Power Integrations, Inc.	106,080	4,302,605
Semtech Corp.(b)	359,915	12,607,822
		42,280,006

Specialized REIT’s–0.83%
LaSalle Hotel Properties	365,796	9,035,161

Specialty Chemicals–2.07%
Innophos Holdings, Inc.	166,188	7,839,088
PolyOne Corp.	595,924	14,766,997
		22,606,085

Specialty Stores–0.92%
GNC Holdings, Inc.–Class A	227,340	10,050,701

Steel–0.65%
Haynes International, Inc.	147,563	7,063,841

Trading Companies & Distributors–1.86%
Beacon Roofing Supply, Inc.(b)	283,059	10,722,275
MRC Global Inc.(b)	348,603	9,628,415
		20,350,690

	Shares	Value
Trucking–1.80%
Landstar System, Inc.	141,288	$7,276,332
Old Dominion Freight Line, Inc.(b)	297,970	12,401,511
		19,677,843
Total Common Stocks & Other Equity Interests (Cost $782,232,708)		1,045,347,322

Money Market Funds–3.80%
Liquid Assets Portfolio–Institutional Class(d)	20,792,402	20,792,402
Premier Portfolio–Institutional Class(d)	20,792,403	20,792,403
Total Money Market Funds (Cost $41,584,805)		41,584,805
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.37% (Cost $823,817,513)		1,086,932,127

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.77%
Liquid Assets Portfolio–Institutional Class (Cost $30,323,275)(d)(e)	30,323,275	30,323,275
TOTAL INVESTMENTS–102.14% (Cost $854,140,788)		1,117,255,402
OTHER ASSETS LESS LIABILITIES–(2.14)%		(23,389,703)
NET ASSETS–100.00%		$1,093,865,699

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2013.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2013

Financials	18.4%
Information Technology	16.5
Industrials	16.1
Consumer Discretionary	15.1
Health Care	12.0
Materials	7.7
Energy	6.5
Utilities	1.8
Consumer Staples	1.5
Money Market Funds Plus Other Assets Less Liabilities	4.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Small Cap Equity Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investments, at value (Cost $782,232,708)*	$1,045,347,322
Investments in affiliated money market funds, at value and cost	71,908,080
Total investments, at value (Cost $854,140,788)	1,117,255,402
Receivable for:
Investments sold	6,291,989
Fund shares sold	4,115,656
Dividends	495,171
Investment for trustee deferred compensation and retirement plans	74,166
Other assets	50,949
Total assets	1,128,283,333

Liabilities:
Payable for:
Investments purchased	2,403,382
Fund shares reacquired	771,463
Collateral upon return of securities loaned	30,323,275
Accrued fees to affiliates	651,260
Accrued trustees’ and officers’ fees and benefits	1,027
Accrued other operating expenses	84,363
Trustee deferred compensation and retirement plans	182,864
Total liabilities	34,417,634
Net assets applicable to shares outstanding	$1,093,865,699

Net assets consist of:
Shares of beneficial interest	$782,715,754
Undistributed net investment income (loss)	(2,113,340)
Undistributed net realized gain	50,148,671
Unrealized appreciation	263,114,614
$1,093,865,699

Net Assets:
Class A	$473,873,234
Class B	$12,077,977
Class C	$60,065,585
Class R	$96,932,936
Class Y	$185,023,902
Class R5	$175,924,096
Class R6	$89,967,969

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	31,257,562
Class B	896,561
Class C	4,459,978
Class R	6,606,537
Class Y	12,042,700
Class R5	11,023,366
Class R6	5,632,552
Class A:
Net asset value per share	$15.16
Maximum offering price per share
(Net asset value of $15.16 ÷ 94.50%)	$16.04
Class B:
Net asset value and offering price per share	$13.47
Class C:
Net asset value and offering price per share	$13.47
Class R:
Net asset value and offering price per share	$14.67
Class Y:
Net asset value and offering price per share	$15.36
Class R5:
Net asset value and offering price per share	$15.96
Class R6:
Net asset value and offering price per share	$15.97

*	At June 30, 2013, securities with an aggregate value of $29,407,819 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Small Cap Equity Fund

Statement of Operations

For the six months ended June 30, 2013

(Unaudited)

Investment income:
Dividends	$4,087,400
Dividends from affiliated money market funds (includes securities lending income of $20,669)	30,563
Total investment income	4,117,963

Expenses:
Advisory fees	3,582,875
Administrative services fees	128,336
Custodian fees	18,425
Distribution fees:
Class A	554,617
Class B	63,634
Class C	280,781
Class R	226,044
Transfer agent fees — A, B, C, R and Y	963,586
Transfer agent fees — R5	64,577
Transfer agent fees — R6	3,727
Trustees’ and officers’ fees and benefits	30,782
Other	165,124
Total expenses	6,082,508
Less: Fees waived and expense offset arrangement(s)	(19,840)
Net expenses	6,062,668
Net investment income (loss)	(1,944,705)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	37,724,143
Foreign currencies	(1,395)
37,722,748
Change in net unrealized appreciation of investment securities	92,460,153
Net realized and unrealized gain	130,182,901
Net increase in net assets resulting from operations	$128,238,196

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Small Cap Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2013 and the year ended December 31, 2012

(Unaudited)

	June 30, 2013	December 31, 2012
Operations:
Net investment income (loss)	$(1,944,705)	$(1,266,142)
Net realized gain	37,722,748	54,277,755
Change in net unrealized appreciation	92,460,153	48,970,980
Net increase in net assets resulting from operations	128,238,196	101,982,593

Distributions to shareholders from net realized gains:
Class A	—	(16,950,006)
Class B	—	(605,656)
Class C	—	(2,355,135)
Class R	—	(3,499,424)
Class Y	—	(4,347,910)
Class R5	—	(5,650,612)
Class R6	—	(2,597,584)
Total distributions from net realized gains	—	(36,006,327)

Share transactions–net:
Class A	18,624,815	(5,137,198)
Class B	(2,245,976)	(6,327,463)
Class C	2,970,806	(1,717,888)
Class R	4,681,999	(3,637,921)
Class Y	60,072,643	41,323,516
Class R5	14,183,524	(47,528,336)
Class R6	8,706,932	72,351,379
Net increase in net assets resulting from share transactions	106,994,743	49,326,089
Net increase in net assets	235,232,939	115,302,355

Net assets:
Beginning of period	858,632,760	743,330,405
End of period (includes undistributed net investment income (loss) of $(2,113,340) and $(168,635), respectively)	$1,093,865,699	$858,632,760

Notes to Financial Statements

June 30, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Small Cap Equity Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s primary investment objective is long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

9                         Invesco Small Cap Equity Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

10                         Invesco Small Cap Equity Fund

D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11                         Invesco Small Cap Equity Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.745%
Next $250 million	0.73%
Next $500 million	0.715%
Next $1.5 billion	0.70%
Next $2.5 billion	0.685%
Next $2.5 billion	0.67%
Next $2.5 billion	0.655%
Over $10 billion	0.64%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2013, the Adviser waived advisory fees of $18,438.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2013, IDI advised the Fund that IDI retained $109,252 in front-end sales commissions from the sale of Class A shares and $76, $3,940 and $4,888 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12                         Invesco Small Cap Equity Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2013, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2013, the Fund engaged in securities purchases of $20,602,777.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,402.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2012.

13                         Invesco Small Cap Equity Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2013 was $237,738,276 and $149,057,547, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$280,643,058
Aggregate unrealized (depreciation) of investment securities	(18,331,926)
Net unrealized appreciation of investment securities	$262,311,132

Cost of investments for tax purposes is $854,944,270.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended June 30, 2013(a)		Year ended December 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	4,964,759	$72,667,287	6,584,212	$86,038,583
Class B	40,116	521,755	90,920	1,079,403
Class C	655,955	8,557,485	655,445	7,708,762
Class R	1,370,092	19,330,310	2,481,300	31,444,184
Class Y	4,737,703	70,601,543	4,222,608	55,637,145
Class R5	2,598,205	39,674,067	4,030,956	54,953,834
Class R6(b)	1,119,871	17,369,430	4,979,690	71,044,307

Issued as reinvestment of dividends:
Class A	—	—	1,205,002	15,568,632
Class B	—	—	50,783	585,533
Class C	—	—	193,021	2,225,531
Class R	—	—	279,169	3,497,986
Class Y	—	—	273,655	3,579,411
Class R5	—	—	413,834	5,615,729
Class R6	—	—	191,280	2,597,584

Automatic conversion of Class B shares to Class A shares:
Class A	113,351	1,661,955	344,607	4,547,250
Class B	(127,333)	(1,661,955)	(382,774)	(4,547,250)

Reacquired:
Class A	(3,825,314)	(55,704,427)	(8,485,977)	(111,291,663)
Class B	(84,831)	(1,105,776)	(292,392)	(3,445,149)
Class C	(430,332)	(5,586,679)	(994,442)	(11,652,181)
Class R	(1,036,355)	(14,648,311)	(3,059,503)	(38,580,091)
Class Y	(711,430)	(10,528,900)	(1,363,022)	(17,893,040)
Class R5	(1,647,758)	(25,490,543)	(7,707,706)	(108,097,899)
Class R6	(566,083)	(8,662,498)	(92,206)	(1,290,512)
Net increase in share activity	7,170,616	$106,994,743	3,618,460	$49,326,089

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 6% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.
(b)	Commencement date of September 24, 2012.

14                         Invesco Small Cap Equity Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 06/30/13	$13.24	$(0.03)		$1.95	$1.92	$—	$15.16	14.50%	$473,873	1.30	%(d)	1.30	%(d)	(0.47	)%(d)	15%
Year ended 12/31/12	12.19	(0.03	)(e)	1.66	1.63	(0.58)	13.24	13.50	397,305	1.34		1.34		(0.21	)(e)	39
Year ended 12/31/11	12.24	(0.07)		0.02	(0.05)	—	12.19	(0.41)	369,938	1.35		1.35		(0.59)		42
Year ended 12/31/10	9.52	(0.04)		2.76	2.72	—	12.24	28.57	364,210	1.38		1.38		(0.41)		36
Year ended 12/31/09	7.91	(0.03)		1.64	1.61	—	9.52	20.35	273,744	1.52		1.52		(0.41)		40
Year ended 12/31/08	11.72	(0.02)		(3.67)	(3.69)	(0.12)	7.91	(31.45)	227,885	1.41		1.41		(0.19)		51
Class B
Six months ended 06/30/13	11.81	(0.08)		1.74	1.66	—	13.47	14.06	12,078	2.05	(d)	2.05	(d)	(1.22	)(d)	15
Year ended 12/31/12	11.01	(0.11	)(e)	1.49	1.38	(0.58)	11.81	12.68	12,620	2.09		2.09		(0.96	)(e)	39
Year ended 12/31/11	11.14	(0.15)		0.02	(0.13)	—	11.01	(1.17)	17,635	2.10		2.10		(1.34)		42
Year ended 12/31/10	8.73	(0.11)		2.52	2.41	—	11.14	27.61	31,908	2.13		2.13		(1.16)		36
Year ended 12/31/09	7.30	(0.09)		1.52	1.43	—	8.73	19.59	41,092	2.27		2.27		(1.16)		40
Year ended 12/31/08	10.92	(0.09)		(3.41)	(3.50)	(0.12)	7.30	(32.01)	50,220	2.16		2.16		(0.94)		51
Class C
Six months ended 06/30/13	11.81	(0.08)		1.74	1.66	—	13.47	14.06	60,066	2.05	(d)	2.05	(d)	(1.22	)(d)	15
Year ended 12/31/12	11.00	(0.11	)(e)	1.50	1.39	(0.58)	11.81	12.78	49,995	2.09		2.09		(0.96	)(e)	39
Year ended 12/31/11	11.14	(0.15)		0.01	(0.14)	—	11.00	(1.26)	48,204	2.10		2.10		(1.34)		42
Year ended 12/31/10	8.72	(0.11)		2.53	2.42	—	11.14	27.75	46,838	2.13		2.13		(1.16)		36
Year ended 12/31/09	7.30	(0.09)		1.51	1.42	—	8.72	19.45	40,466	2.27		2.27		(1.16)		40
Year ended 12/31/08	10.92	(0.09)		(3.41)	(3.50)	(0.12)	7.30	(32.01)	36,470	2.16		2.16		(0.94)		51
Class R
Six months ended 06/30/13	12.83	(0.05)		1.89	1.84	—	14.67	14.34	96,933	1.55	(d)	1.55	(d)	(0.72	)(d)	15
Year ended 12/31/12	11.85	(0.06	)(e)	1.62	1.56	(0.58)	12.83	13.30	80,486	1.59		1.59		(0.46	)(e)	39
Year ended 12/31/11	11.94	(0.10)		0.01	(0.09)	—	11.85	(0.75)	77,904	1.60		1.60		(0.84)		42
Year ended 12/31/10	9.30	(0.07)		2.71	2.64	—	11.94	28.39	76,136	1.63		1.63		(0.66)		36
Year ended 12/31/09	7.75	(0.05)		1.60	1.55	—	9.30	20.00	54,795	1.77		1.77		(0.66)		40
Year ended 12/31/08	11.51	(0.04)		(3.60)	(3.64)	(0.12)	7.75	(31.59)	23,879	1.66		1.66		(0.44)		51
Class Y
Six months ended 06/30/13	13.40	(0.02)		1.98	1.96	—	15.36	14.63	185,024	1.05	(d)	1.05	(d)	(0.22	)(d)	15
Year ended 12/31/12	12.30	0.01	(e)	1.67	1.68	(0.58)	13.40	13.79	107,440	1.09		1.09		0.04	(e)	39
Year ended 12/31/11	12.32	(0.04)		0.02	(0.02)	—	12.30	(0.16)	60,049	1.10		1.10		(0.34)		42
Year ended 12/31/10	9.56	(0.02)		2.78	2.76	—	12.32	28.87	25,875	1.13		1.13		(0.16)		36
Year ended 12/31/09	7.91	(0.01)		1.66	1.65	—	9.56	20.86	11,957	1.27		1.27		(0.16)		40
Year ended 12/31/08(f)	9.62	(0.00)		(1.59)	(1.59)	(0.12)	7.91	(16.48)	3,534	1.29	(g)	1.30	(g)	(0.07	)(g)	51
Class R5
Six months ended 06/30/13	13.91	(0.00)		2.05	2.05	—	15.96	14.74	175,924	0.87	(d)	0.87	(d)	(0.04	)(d)	15
Year ended 12/31/12	12.72	0.03	(e)	1.74	1.77	(0.58)	13.91	14.04	140,110	0.88		0.88		0.25	(e)	39
Year ended 12/31/11	12.71	(0.01)		0.02	0.01	—	12.72	0.08	169,600	0.85		0.85		(0.09)		42
Year ended 12/31/10	9.83	0.01		2.87	2.88	—	12.71	29.30	121,641	0.89		0.89		0.08		36
Year ended 12/31/09	8.12	0.02		1.69	1.71	—	9.83	21.06	38,971	0.90		0.90		0.21		40
Year ended 12/31/08	11.96	0.04		(3.76)	(3.72)	(0.12)	8.12	(31.07)	23,957	0.84		0.84		0.37		51
Class R6
Six months ended 06/30/13	13.92	0.00		2.05	2.05	—	15.97	14.73	89,968	0.81	(d)	0.81	(d)	0.02	(d)	15
Year ended 12/31/12(f)	14.30	0.01	(e)	0.19	0.20	(0.58)	13.92	1.51	70,677	0.81	(g)	0.81	(g)	0.32	(e)(g)	39

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $447,371, $12,832, $56,622, $91,167, $140,726, $166,281 and $79,776 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the period. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $(0.06) and (0.44)%, $(0.14) and (1.19)%, $(0.14) and (1.19)%, $(0.09) and (0.69)%, $(0.03) and (0.19)%, $0.00 and 0.02% and $0.00 and 0.09% for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of October 3, 2008 and September 24, 2012 for Class Y and Class R6 shares, respectively.
(g)	Annualized.

15                         Invesco Small Cap Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/13)	Expenses Paid During Period[2]
A	$1,000.00	$1,145.00	$6.91	$1,018.35	$6.51	1.30%
B	1,000.00	1,140.60	10.88	1,014.63	10.24	2.05
C	1,000.00	1,140.60	10.88	1,014.63	10.24	2.05
R	1,000.00	1,143.40	8.24	1,017.11	7.75	1.55
Y	1,000.00	1,146.30	5.59	1,019.59	5.26	1.05
R5	1,000.00	1,147.40	4.63	1,020.48	4.36	0.87
R6	1,000.00	1,147.30	4.31	1,020.78	4.06	0.81

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2013 through June 30, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16                         Invesco Small Cap Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Funds Group (Invesco Funds Group) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Small Cap Equity Fund’s (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that the continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Small-Cap Core Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of the performance universe for the one year period, the second quintile for the three year period and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and five year periods and above the performance of the Index for the three year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management

17 Invesco Small Cap Equity Fund

fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective advisory fee rate was below the effective advisory fee rate of one mutual fund advised by Invesco Advisers. The Board also noted that Invesco Advisers sub-advises three mutual funds with comparable investment strategies and that the sub-advisory effective fee rate is below the effective advisory fee rate of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to a client account with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

The Board also considered use of an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

18 Invesco Small Cap Equity Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01540 and 002-27334 SCE-SAR-1 Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 13, 2013 an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2013, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Funds Group (Invesco Funds Group)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: September 6, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: September 6, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: September 6, 2013

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.